UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21674
                                                     ---------------------

                     Nuveen Equity Premium Opportunity Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: December 31
                                           ------------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                             QUARTERLY REPORT September 30, 2005

                                        Nuveen Investments
                                        Exchange-Traded
                                        Closed-End Funds


          NUVEEN
  EQUITY PREMIUM
     INCOME FUND
           (JPZ)

          NUVEEN
  EQUITY PREMIUM
OPPORTUNITY FUND
           (JSN)

          NUVEEN
  EQUITY PREMIUM
  ADVANTAGE FUND
           (JLA)

ATTRACTIVE MONTHLY DISTRIBUTIONS AND A MEASURE OF DOWNSIDE PROTECTION FROM AN INTEGRATED INDEX OPTION AND EQUITY STRATEGY

Chairman's Letter


Dear Shareholder

I am very pleased to report that for the nine-month period ended September 30, 2005, your Fund continued to provide you with attractive monthly distributions and exposure to a diversified equity portfolio used to support a coordinated index options strategy.

Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. Since one part of your portfolio may be going up when another is going down, portfolio diversification may help smooth your investment returns over time. In addition to providing regular monthly income, an equity and index option investment like your Fund may help you achieve and benefit from greater portfolio diversification. Your financial advisor can explain these potential advantages in more detail. I urge you to contact him or her soon for more information on this important investment strategy.

For more than 100 years, Nuveen has specialized in offering quality investments such as your Fund to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment solutions and services that can help you secure your long-term financial goals. We thank you for choosing us as a partner as you work toward that objective.

Sincerely,


Timothy R. Schwertfeger
Chairman of the Board
November 15, 2005

Portfolio Managers' Comments

These Funds feature portfolio management by Gateway Investment Advisers, L.P. (Gateway). J. Patrick Rogers is the portfolio manager for JPZ, and Patrick and Kenneth H. Toft manage the assets of JSN and JLA. Patrick joined Gateway in 1989 and has been the President, Chief Investment Officer and a member of the Board of Directors of Gateway since 1995. Ken joined Gateway in 1992 and has been Vice President and Portfolio Manager since 1997. Here Patrick and Ken talk about their management strategies and the performance of the Funds for the nine-month period ended September 30, 2005.

What was your overall management strategy for the nine months ended September 30, 2005?

For each Fund, our overall management strategy remained consistent. We invested each Fund's assets in a well diversified equity portfolio that, depending on the Fund, sought to substantially replicate the price movement of the S&P 500 Index or a specific blend of the S&P 500 and NASDAQ-100 Indexes. In addition, each Fund's portfolio was designed to support the Fund's index option strategy.

For JPZ, this equity investment and index option strategy involved constructing a portfolio designed to substantially replicate the price movement of the S&P 500 Index.

The Fund also sold S&P 500 Index calls in an attempt to generate incremental income and cash flow, and purchased S&P 500 Index puts to provide a measure of portfolio value protection in the event of a rapid decline in equity prices.

For JSN and JLA, which were introduced during this nine-month reporting period, our first task was to complete the initial equity investment process. The equity portion of JSN's portfolio was invested with the intention of producing results that combined 75% of the S&P 500 Index price movement with 25% of the NASDAQ-100 Index price movement. For JLA's equity portfolio, our intention was to provide performance that approximated 50% of the S&P 500 Index price movement and 50% of the NASDAQ-100 Index price movement. For both Funds, we sold calls based on both the S&P 500 and NASDAQ-100 Indexes in similar weightings to their portfolio targets in order to generate incremental income and cash flow. Similar to JPZ, we also bought puts based on both the S&P 500 and NASDAQ-100 Indexes to provide a measure of portfolio value protection in the event of a rapid decline in equity prices.

How did the Funds perform over the nine-month period?

The performance of JPZ, JSN and JLA, as well as the performance of comparative benchmarks, is shown in the following chart.

Cumulative Total Return on Net Asset Value
For the periods ended September 30, 2005

                                         9-month       Since inception
-------------------------------------------------------------------------------
JPZ (inception 10/26/04)                  4.17%            5.93%
-------------------------------------------------------------------------------
S&P 500 Index(1)                          2.77%           12.25%
-------------------------------------------------------------------------------
JSN (inception 1/26/05)                                    4.84%
-------------------------------------------------------------------------------
Comparative benchmark(2)                                   5.41%
-------------------------------------------------------------------------------
JLA (inception 5/25/05)                                    2.54%
-------------------------------------------------------------------------------
Comparative benchmark(3)                                   3.82%
-------------------------------------------------------------------------------

Past performance does not guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or upon the sale of Fund shares.

For more information, please see the individual Performance Overview pages in this report.

Since all three of these Funds have relatively short histories, we believe no real conclusions can be made concerning their performance for the periods ended September 30, 2005. For the full nine-month period, the index option strategy followed by JPZ helped the Fund exceed the return of the S&P 500 Index by 140 basis points (bps). These results were achieved despite relatively low volatility in the options markets, which tended to keep the sale prices of index calls relatively low. At the same time, this low volatility environment allowed the Fund to buy index puts at relatively inexpensive prices.

From its inception through September 30, 2005, JSN underperformed a comparative benchmark. During this period, the Fund completed its initial investment process and fully implemented its index option strategy. The Fund's underperformance relative to this artificial benchmark over the period was a direct result of the benchmark's strong return during the third quarter of 2005. Between July 1 and September 30, the benchmark produced a cumulative return of more than 4.50%. The Fund, whose index options strategy limits its ability to benefit from a rapidly rising stock market, produced a cumulative return of about 2.68% over this same quarterly period.

In the few months from its inception through September 30, 2005, JLA also underperformed its comparative benchmark. This Fund also completed its initial investment process and implemented its index option strategy during this reporting period. One of the primary reasons for the Fund's underperformance over this short period was the relatively strong returns of the benchmark's components -- the S&P 500 Index and the NASDAQ-100 Index - over these months. Like JSN, JLA's index options strategy limits its ability to benefit from a rising stock market.

We believe that it is important to keep in mind that all three of these Funds use an index option strategy designed to provide cash flow that complements the dividends generated by their portfolios of common stocks. As a result, their returns should not be expected to track closely to the returns of the indexes used to produce the comparative benchmarks shown in this report. We've provided these benchmarks solely to offer some overall market context to assist shareholders in evaluating the performance of their Funds.

Distribution and Share Price Information
Each of these Funds follows a managed distribution policy. Under this policy, each Fund seeks to provide a relatively stable monthly distribution paid in part out of the Fund's net investment income (primarily generated by dividends on the stocks in the Fund's portfolio), with the remainder being paid out of a combination of net realized capital gains on the Fund's portfolio investments plus the cash flows generated by each Fund's index option strategy. This portion of the distributions will consist of either net realized capital gains (a combination of long-term and short-term), a return of capital (representing in most cases, to at least a large extent, net unrealized gains), or some combination of the two. The final composition of the characteristics of the distributions cannot be determined with certainty until after the end of the Fund's fiscal year. That final composition will depend on several factors, most importantly the amount of realized gains and losses on the Fund's portfolio securities, and the amount of gains and losses realized in connection with the call options sold by the Fund and the put options purchased by the Fund.

Using this managed distribution policy, JPZ maintained a stable monthly distribution of $0.1420 per share during this reporting period. JSN, which announced its first distribution in March 2005, paid a stable monthly distribution of $0.1480 for the remainder of the reporting period. JLA declared its first monthly distribution of $0.1510 per share in July 2005, and continued to distribute that amount monthly through September 30, 2005.

As of September 30, 2005, each Fund was trading at a share price greater than its net asset value per share. The amount of this share price premium to NAV is shown in the accompanying chart:

                                                         9-Month or
                                                         Since Inception
                                    9/30/05              Average
                                    Premium              Premium
-------------------------------------------------------------------------------
JPZ                                 +5.86%               +7.03%
-------------------------------------------------------------------------------
JSN                                 +2.64%               +4.52%
-------------------------------------------------------------------------------
JLA                                 +3.29%               +4.56%
-------------------------------------------------------------------------------

(1) The S&P 500 Stock Index is an unmanaged index of 500 stocks that is market-capitalization weighted and is generally representative of the performance of larger companies in the U.S. Index returns do not include the effects of any sales charges or management fees. Individuals cannot invest directly in an index.

(2) JSN's comparative  benchmark  performance is a blended return consisting of
    1) 75% of the return of the S&P 500 Index, and 2) 25% of the NASDAQ-100 Index, which includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100 Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

(3) JLA's comparative  benchmark  performance is a blended return consisting of
    1) 50% of the return of the S&P 500 Index, and 2) 50% of the NASDAQ-100 Index, which includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization.

Nuveen Equity Premium Income Fund
JPZ

Performance
     OVERVIEW  As of September 30, 2005

Pie Chart:
PORTFOLIO ALLOCATION
(as a % of total investments)
Common Stocks                   96.0%
Put Options                      0.2%
Repurchase Agreements            3.8%

Bar Chart:
2004-2005 MONTHLY DISTRIBUTIONS PER SHARE
Dec                            .1420
Jan                            .1420
Feb                            .1420
Mar                            .1420
Apr                            .1420
May                            .1420
Jun                            .1420
Jul                            .1420
Aug                            .1420
Sep                            .1420

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/25/04 20.00
         20.06
         20.10
         20.08
         20.01
         20.08
         20.05
         20.04
         20.03
         20.01
         20.03
         20.03
         20.02
         20.02
         20.14
         20.01
         20.19
         20.19
         20.09
         20.10
         20.00
         20.03
         20.00
         20.00
         20.00
         20.02
         20.00
         19.98
         19.94
         19.98
         19.98
         20.10
         20.12
         20.20
         20.24
         20.15
         20.06
         20.14
         20.07
         20.13
         20.24
         20.25
         20.20
         20.20
         20.26
         20.22
         20.25
         20.08
         20.13
         20.24
         20.20
         20.20
         20.20
         20.27
         20.15
         20.18
         20.30
         20.34
         20.26
         20.25
         20.25
         20.35
         20.24
         20.20
         20.33
         20.30
         20.28
         20.40
         20.45
         20.46
         20.50
         20.60
         20.62
         20.60
         20.74
         20.75
         20.65
         20.69
         20.71
         20.65
         20.68
         20.40
         20.59
         20.73
         20.80
         20.85
         20.97
         20.87
         20.81
         20.88
         20.84
         20.83
         20.66
         20.64
         20.43
         20.50
         20.33
         20.12
         20.18
         20.20
         20.06
         19.85
         19.95
         19.85
         19.84
         19.65
         19.82
         19.93
         19.87
         19.90
         20.06
         20.08
         20.15
         20.12
         20.10
         20.12
         19.92
         19.85
         19.94
         19.82
         19.93
         19.89
         19.93
         19.85
         19.83
         19.85
         19.91
         19.82
         19.98
         19.98
         19.95
         19.98
         20.02
         20.08
         20.15
         20.18
         20.16
         19.99
         19.98
         20.15
         20.08
         20.05
         20.08
         20.09
         20.08
         20.05
         20.00
         19.94
         20.04
         20.05
         20.09
         20.14
         20.17
         20.14
         20.22
         20.31
         20.40
         20.30
         20.41
         20.23
         20.11
         20.07
         20.12
         20.24
         20.09
         20.11
         20.08
         20.02
         20.09
         20.09
         20.10
         20.22
         20.25
         20.25
         20.27
         20.38
         20.49
         20.49
         20.45
         20.66
         20.52
         20.58
         20.61
         20.64
         20.69
         20.67
         20.55
         20.59
         20.54
         20.48
         20.51
         20.48
         20.44
         20.44
         20.44
         20.57
         20.64
         20.57
         20.65
         20.68
         20.69
         20.74
         20.57
         20.55
         20.51
         20.48
         20.47
         20.56
         20.40
         20.32
         20.42
         20.30
         20.37
         20.38
         20.40
         20.45
         20.45
         20.42
         20.50
         20.57
         20.53
         20.48
         20.50
         20.60
         20.50
         20.34
         20.08
         20.21
         20.10
         20.09
         20.04
         19.98
         20.04
         19.89
         19.51
         19.52
         19.59
9/30/05  19.88


FUND SNAPSHOT
------------------------------------
Share Price                   $19.88
------------------------------------
Net Asset Value               $18.78
------------------------------------
Premium/(Discount) to NAV      5.86%
------------------------------------
Market Yield(1)                8.57%
------------------------------------
Net Assets ($000)           $717,108
------------------------------------

CUMULATIVE TOTAL RETURN
(Inception 10/26/04)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
9-Month             4.85%      4.17%
------------------------------------
Since
Inception           6.94%      5.93%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Financials                     20.0%
------------------------------------
Information Technology         13.0%
------------------------------------
Industrials                    12.1%
------------------------------------
Healthcare                     11.0%
------------------------------------
Consumer Discretionary          9.9%
------------------------------------
Energy                          8.8%
------------------------------------
Consumer Staples                8.0%
------------------------------------
Utilities                       5.2%
------------------------------------
Materials                       4.5%
------------------------------------
Telecommunication Services      3.5%
------------------------------------
Put Options                     0.2%
------------------------------------
Repurchase Agreements           3.8%
------------------------------------

(1) Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

Nuveen Equity Premium Opportunity Fund
JSN

Performance
     OVERVIEW  As of September 30, 2005

Pie Chart:
PORTFOLIO ALLOCATION
(as a % of total investments)
Common Stocks                   95.1%
Put Options                      0.2%
Repurchase Agreements            4.7%


Bar Chart:
2005 MONTHLY DISTRIBUTIONS PER SHARE
Mar                            .1480
Apr                            .1480
May                            .1480
Jun                            .1480
Jul                            .1480
Aug                            .1480
Sep                            .1480


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/25/05  20.00
         20.00
         20.28
         20.14
         20.10
         20.10
         20.22
         20.22
         20.25
         20.35
         20.35
         20.40
         20.39
         20.36
         20.28
         20.25
         20.30
         20.25
         20.02
         20.03
         20.10
         20.05
         20.07
         20.04
         20.00
         20.02
         20.01
         20.14
         20.11
         20.15
         19.99
         19.78
         19.88
         19.89
         19.81
         19.77
         19.72
         19.62
         19.55
         19.70
         19.45
         19.25
         19.19
         19.34
         19.49
         19.35
         19.51
         19.60
         19.66
         19.84
         19.73
         19.70
         19.77
         19.58
         19.54
         19.29
         19.54
         19.48
         19.37
         19.55
         19.45
         19.45
         19.45
         19.38
         19.30
         19.40
         19.40
         19.39
         19.38
         19.54
         19.58
         19.65
         19.68
         19.68
         19.48
         19.47
         19.42
         19.43
         19.38
         19.40
         19.58
         19.55
         19.48
         19.49
         19.49
         19.55
         19.60
         19.68
         19.68
         19.73
         19.74
         19.69
         19.69
         19.78
         19.76
         19.86
         19.71
         19.69
         19.77
         19.83
         19.83
         19.79
         19.73
         19.73
         19.75
         19.60
         19.53
         19.59
         19.57
         19.73
         19.74
         19.90
         19.91
         19.89
         19.93
         20.01
         20.02
         19.98
         19.97
         19.97
         19.90
         19.90
         19.99
         19.94
         19.97
         19.92
         19.87
         19.85
         19.85
         19.95
         19.95
         19.95
         19.97
         19.95
         20.00
         19.99
         20.00
         19.98
         20.02
         19.96
         19.98
         19.90
         19.93
         19.85
         19.83
         19.75
         19.78
         19.80
         19.71
         19.68
         19.80
         19.74
         19.68
         19.77
         19.89
         19.92
         19.91
         19.92
         19.95
         19.94
         19.99
         19.88
         19.78
         19.80
         19.86
         19.76
         19.80
         19.68
         19.59
         19.53
         19.26
         18.86
         18.95
         19.07
9/30/05  19.46


FUND SNAPSHOT
------------------------------------
Share Price                   $19.46
------------------------------------
Net Asset Value               $18.96
------------------------------------
Premium/(Discount) to NAV      2.64%
------------------------------------
Market Yield(1)                9.13%
------------------------------------
Net Assets ($000)         $1,239,865
------------------------------------

CUMULATIVE TOTAL RETURN
(Inception 1/26/05)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
Since
Inception           2.74%      4.84%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Information Technology         24.6%
------------------------------------
Financials                     15.2%
------------------------------------
Healthcare                     11.0%
------------------------------------
Consumer Discretionary         10.8%
------------------------------------
Industrials                    10.4%
------------------------------------
Energy                          6.7%
------------------------------------
Consumer Staples                5.9%
------------------------------------
Utilities                       3.7%
------------------------------------
Telecommunication Services      3.5%
------------------------------------
Materials                       3.3%
------------------------------------
Put Options                     0.2%
------------------------------------
Repurchase Agreements           4.7%
------------------------------------

(1) Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

Nuveen Equity Premium Advantage Fund
JLA

Performance
     OVERVIEW  As of September 30, 2005


Pie Chart:
PORTFOLIO ALLOCATION
(as a % of total investments)
Common Stocks                   96.0%
Put Options                      0.2%
Repurchase Agreements            3.8%


Bar Chart:
2005 MONTHLY DISTRIBUTIONS PER SHARE
Jul                      .1510
Aug                      .1510
Sep                      .1510


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/25/05  20.00
         20.00
         20.00
         20.02
         20.01
         20.00
         20.01
         20.01
         20.01
         20.00
         20.00
         20.01
         20.00
         20.01
         20.01
         20.01
         20.00
         20.01
         20.01
         20.01
         20.00
         20.00
         20.00
         19.86
         19.71
         19.72
         19.73
         19.75
         19.90
         19.85
         19.95
         20.00
         19.97
         20.06
         19.95
         20.00
         20.00
         20.01
         20.00
         20.01
         19.95
         19.99
         19.90
         19.91
         20.03
         20.04
         20.07
         20.07
         20.01
         19.97
         20.00
         20.08
         20.09
         20.11
         20.12
         20.16
         20.02
         20.00
         20.08
         20.09
         20.20
         20.19
         20.07
         20.02
         20.06
         20.16
         20.13
         20.04
         20.08
         20.06
         20.03
         20.00
         20.18
         20.10
         20.12
         20.15
         20.34
         20.35
         20.10
         20.12
         20.06
         20.10
         20.07
         20.08
         20.02
         20.01
         19.91
         19.63
         19.60
         19.56
         19.68
9/30/05  19.76

FUND SNAPSHOT
------------------------------------
Share Price                   $19.76
------------------------------------
Net Asset Value               $19.13
------------------------------------
Premium/(Discount) to NAV      3.29%
------------------------------------
Market Yield(1)                9.17%
------------------------------------
Net Assets ($000)           $488,439
------------------------------------

CUMULATIVE TOTAL RETURN
(Inception 5/25/05)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
Since
Inception           1.13%      2.54%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Information Technology         34.7%
------------------------------------
Healthcare                     12.9%
------------------------------------
Consumer Discretionary         12.2%
------------------------------------
Financials                     10.6%
------------------------------------
Industrials                     9.3%
------------------------------------
Energy                          4.3%
------------------------------------
Consumer Staples                3.5%
------------------------------------
Telecommunication Services      3.4%
------------------------------------
Materials                       2.7%
------------------------------------
Utilities                       2.4%
------------------------------------
Put Options                     0.2%
------------------------------------
Repurchase Agreements           3.8%
------------------------------------

(1) Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.


                           PORTFOLIO OF INVESTMENTS (Unaudited)

                           NUVEEN EQUITY PREMIUM INCOME FUND (JPZ)

                           September 30, 2005

      SHARES   DESCRIPTION                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS - 98.0%

               CONSUMER DISCRETIONARY - 10.1%

      38,000   Abercrombie & Fitch Co., Class A                                                                       $   1,894,300
      23,200   Amazon.com, Inc. #                                                                                         1,050,960
      10,800   American Axle and Manufacturing Holdings Inc.                                                                249,264
      43,400   American Eagle Outfitters, Inc.                                                                            1,021,202
      53,700   Best Buy Co., Inc.                                                                                         2,337,561
       3,400   Black & Decker Corporation                                                                                   279,106
       4,000   Career Education Corporation #                                                                               142,240
      13,400   Catalina Marketing Corporation                                                                               304,716
      39,600   Chicos FAS, Inc. #                                                                                         1,457,280
      15,400   Christopher & Banks Corporation                                                                              213,598
      44,800   Claire's Stores, Inc.                                                                                      1,081,024
       2,600   Coach, Inc. #                                                                                                 81,536
      48,000   The Walt Disney Company                                                                                    1,158,240
       8,500   R.R. Donnelley & Sons Company                                                                                315,095
      20,400   Eastman Kodak Company                                                                                        496,332
       9,437   Expedia, Inc. #                                                                                              186,947
      19,001   Federated Department Stores, Inc.                                                                          1,270,597
      54,700   Foot Locker, Inc.                                                                                          1,200,118
     131,600   Ford Motor Company                                                                                         1,297,576
      56,800   The Gap, Inc.                                                                                                990,024
     150,800   General Motors Corporation                                                                                 4,615,988
      23,300   GTECH Holdings Corporation                                                                                   746,998
      32,600   Hancock Fabrics, Inc.                                                                                        219,398
     146,000   The Home Depot, Inc.                                                                                       5,568,440
       9,437   IAC/InterActiveCorp #                                                                                        239,228
      28,800   International Game Technology                                                                                777,600
      16,500   Lennar Corporation, Class A                                                                                  986,040
      68,800   Limited Brands, Inc.                                                                                       1,405,584
      19,800   Lowe's Companies, Inc.                                                                                     1,275,120
      58,700   Mattel Inc.                                                                                                  979,116
      27,900   Maytag Corporation                                                                                           509,454
      86,900   McDonald's Corporation                                                                                     2,910,281
      20,200   Michaels Stores, Inc.                                                                                        667,812
     107,400   Newell Rubbermaid Inc.                                                                                     2,432,610
      55,400   Nordstrom Inc.                                                                                             1,901,328
      13,000   Omnicom Group Inc.                                                                                         1,087,190
       5,900   Pacific Sunwear of California, Inc. #                                                                        126,496
       1,700   J.C. Penney Company, Inc.                                                                                     80,614
       4,300   Pep Boys-Manny Moe and Jack                                                                                   59,512
       5,800   Priceline.com Incorporated #                                                                                 112,056
       5,400   Radioshack Corporation                                                                                       133,920
     238,600   Regal Entertainment Group, Class A                                                                         4,781,544
      12,800   Reuters Group plc, Sponsored ADR                                                                             507,008
      15,000   Ross Stores, Inc.                                                                                            355,500
       7,900   Sears Holding Corporation #                                                                                  982,918
     117,800   Servicemaster                                                                                              1,595,012
      78,100   Sirius Satellite Radio Inc. #                                                                                511,555
      12,400   Snap-On Incorporated                                                                                         447,888
      19,700   The TJX Companies, Inc.                                                                                      403,456
      30,600   The Talbots, Inc.                                                                                            915,552
     206,300   Tupperware Corporation                                                                                     4,699,514
      57,800   Unitrin, Inc.                                                                                              2,743,188
      17,600   Urban Outfitters, Inc. #                                                                                     517,440
       5,600   ValueClick, Inc. #                                                                                            95,704
      12,700   Viacom Inc., Class B                                                                                         419,227
     159,800   Wal-Mart Stores, Inc.                                                                                      7,002,436
      26,600   Whirlpool Corporation                                                                                      2,015,482
      10,300   XM Satellite Radio Holdings Inc., Class A #                                                                  369,873

-----------------------------------------------------------------------------------------------------------------------------------
               CONSUMER STAPLES - 8.2%

     100,200   Albertson's, Inc.                                                                                          2,570,130
     233,500   Altria Group, Inc.                                                                                        17,211,285
       2,400   The Clorox Company                                                                                           133,296
     153,000   The Coca-Cola Company                                                                                      6,608,070
      55,800   Colgate-Palmolive Company                                                                                  2,945,682
      72,500   ConAgra Foods, Inc.                                                                                        1,794,375
      12,500   Diageo plc, Sponsored ADR                                                                                    725,125
      48,500   The Gillette Company                                                                                       2,822,700
      56,200   Loews Corp - Carolina Group                                                                                2,227,206
       4,800   Longs Drug Stores Corporation                                                                                205,872
      40,500   PepsiCo, Inc.                                                                                              2,296,755
     199,600   The Procter & Gamble Company                                                                              11,868,216
      16,100   Reynolds American Inc.                                                                                     1,336,622
     160,900   Sara Lee Corporation                                                                                       3,049,055
       4,300   UST Inc.                                                                                                     179,998
      64,785   Vector Group Ltd                                                                                           1,296,348
      10,000   Walgreen Co.                                                                                                 434,500
       6,700   Whole Foods Market Inc.                                                                                      900,815

-----------------------------------------------------------------------------------------------------------------------------------
               ENERGY - 8.9%

       7,000   Burlington Resources Inc.                                                                                    569,240
     151,900   ChevronTexaco Corporation                                                                                  9,832,487
      33,200   ConocoPhillips                                                                                             2,321,012
      21,300   Diamond Offshore Drilling, Inc.                                                                            1,304,625
      38,100   ENSCO International Incorporated                                                                           1,775,079
       8,000   EOG Resources, Inc.                                                                                          599,200
     437,600   Exxon Mobil Corporation                                                                                   27,805,104
      55,800   Halliburton Company                                                                                        3,823,416
      46,200   Kerr-McGee Corporation                                                                                     4,486,482
       2,000   National Oilwell Varco Inc. #                                                                                131,600
      11,600   Patterson-UTI Energy, Inc.                                                                                   418,528
      28,000   Royal Dutch Shell PLC, Class A, ADR #                                                                      1,837,920
       2,758   Royal Dutch Shell PLC, Class B, ADR                                                                          189,943
      39,600   Schlumberger Limited                                                                                       3,341,448
      17,600   Smith International, Inc.                                                                                    586,256
      72,200   Tidewater Inc.                                                                                             3,513,974
       3,000   Transocean Inc. #                                                                                            183,930
      12,800   Valero Energy Corporation                                                                                  1,447,168

-----------------------------------------------------------------------------------------------------------------------------------

               FINANCIALS - 20.5%

      36,800   The Allstate Corporation                                                                                   2,034,672
      62,300   American Financial Realty Trust                                                                              884,660
      67,800   American Home Mortgage Investment Corp.                                                                    2,054,340
     144,400   American International Group, Inc.                                                                         8,947,024
      30,800   Apartment Investment & Management Company, Class A                                                         1,194,424
       3,500   Australia and New Zealand Banking Group limited, Sponsored ADR                                               320,985
     383,900   Bank of America Corporation                                                                               16,162,190
      10,300   Capitol Federal Financial                                                                                    352,466
      10,800   The Chicago Merchantile Exchange                                                                           3,642,840
     463,600   Citigroup Inc.                                                                                            21,103,072
      59,700   Converium Holding AG, ADR #                                                                                  302,082
      11,300   Countrywide Financial Corporation                                                                            372,674
     154,100   Crescent Real Estate Equities Company                                                                      3,160,591
      23,700   A. G. Edwards, Inc.                                                                                        1,038,297
      19,900   Equity Office Properties Trust                                                                               650,929
      35,200   Fidelity National Financial, Inc.                                                                          1,567,104
      40,300   First Industrial Realty Trust, Inc.                                                                        1,614,015
      64,300   Arthur J. Gallagher & Co.                                                                                  1,852,483
       5,900   Gladstone Capital Corporation                                                                                133,045
      19,900   The Goldman Sachs Group, Inc.                                                                              2,419,442
     117,900   HRPT Properties Trust                                                                                      1,463,139
     100,400   HSBC Holdings plc, Sponsored ADR                                                                           8,155,492
      12,500   The Hartford Financial Services Group, Inc.                                                                  964,625
      19,800   Health Care REIT, Inc.                                                                                       734,382
     354,200   JPMorgan Chase & Co                                                                                       12,018,006
       5,100   Jefferies Group, Inc.                                                                                        222,105
       1,500   Jefferson-Pilot Corporation                                                                                   76,755
      20,300   Legg Mason, Inc.                                                                                           2,226,707
       3,500   Liberty Property Trust                                                                                       148,890
      42,100   Lincoln National Corporation                                                                               2,190,042
     145,300   Lloyds TSB Group plc, Sponsored ADR                                                                        4,828,319
      90,800   MBNA Corporation                                                                                           2,237,312
      91,300   Marsh & McLennan Companies, Inc.                                                                           2,774,607
      19,200   Mercury General Corporation                                                                                1,151,808
      26,500   Merrill Lynch and Company Inc.                                                                             1,625,775
      96,100   Morgan Stanley                                                                                             5,183,634
       7,600   National Australia Bank Limited, Sponsored ADR                                                               954,940
      42,500   Nationwide Health Properties, Inc.                                                                           990,250
      29,800   New Century Financial Corporation                                                                          1,080,846
     166,000   New York Community Bancorp, Inc.                                                                           2,722,400
     112,500   Newcastle Investment Corporation                                                                           3,138,750
      11,700   Reckson Associates Realty Corporation                                                                        404,235
      39,400   The Charles Schwab Corporation                                                                               568,542
      27,000   Senior Housing Properties Trust                                                                              513,000
      55,400   TruStreet Properties, Inc.                                                                                   867,010
     175,300   U.S. Bancorp                                                                                               4,922,424
     106,300   Wachovia Corporation                                                                                       5,058,817
      59,100   Waddell & Reed Financial, Inc., Class A                                                                    1,144,176
      34,100   Washington Mutual, Inc.                                                                                    1,337,402
     100,900   Wells Fargo & Company                                                                                      5,909,713
       1,900   Westpac Banking Corporation                                                                                  153,615
       8,300   XL Capital Ltd., Class A                                                                                     564,649

-----------------------------------------------------------------------------------------------------------------------------------
               HEALTHCARE - 11.2%

     116,200   Abbott Laboratories                                                                                        4,926,880
       9,000   Aetna Inc.                                                                                                   775,260
      50,500   Amgen Inc. #                                                                                               4,023,335
      35,700   Baxter International Inc.                                                                                  1,423,359
     383,900   Bristol-Myers Squibb Company                                                                               9,236,634
       1,300   Cardinal Health, Inc.                                                                                         82,472
      21,800   Caremarx Rx, Inc. #                                                                                        1,088,474
      10,300   Coventry Health Care, Inc. #                                                                                 886,006
       2,500   Genentech, Inc. #                                                                                            210,525
      61,100   GlaxoSmithKline plc, ADR                                                                                   3,133,208
      15,600   Guidant Corporation                                                                                        1,074,684
       8,900   HCA, Inc.                                                                                                    426,488
       7,000   Humana Inc. #                                                                                                335,160
     207,300   Johnson & Johnson                                                                                         13,117,944
      78,800   Eli Lilly and Company                                                                                      4,217,376
      28,900   Medtronic Inc.                                                                                             1,549,618
       6,700   Mentor Corporation                                                                                           368,567
     254,400   Merck & Co. Inc.                                                                                           6,922,224
       2,100   Omnicare, Inc.                                                                                               118,083
       4,700   PacifiCare Health Systems #                                                                                  374,966
     568,600   Pfizer Inc.                                                                                               14,197,942
      36,000   Schering-Plough Corporation                                                                                  757,800
      87,000   UnitedHealth Group Incorporated                                                                            4,889,400
      10,800   Universal Health Services, Inc., Class B                                                                     514,404
      36,800   Wellpoint Inc. #                                                                                           2,790,176
      67,600   Wyeth                                                                                                      3,127,852

-----------------------------------------------------------------------------------------------------------------------------------
               INDUSTRIALS - 12.4%

      22,200   AMR Coporation-DEL #                                                                                         248,196
      56,300   Automatic Data Processing, Inc.                                                                            2,423,152
       3,800   Avery Dennison Corporation                                                                                   199,082
      71,400   The Boeing Company                                                                                         4,851,630
      52,100   Briggs & Stratton Corporation                                                                              1,802,139
      75,600   Caterpillar Inc.                                                                                           4,441,500
       9,600   Cendant Corporation                                                                                          198,144
       2,000   CheckFree Corp #                                                                                              75,640
      14,800   Continental Airlines Inc #                                                                                   142,968
       1,000   Cummins Inc.                                                                                                  87,990
       5,000   Deere & Company                                                                                              306,000
      83,300   Deluxe Corporation                                                                                         3,345,328
       1,000   Eaton Corporation                                                                                             63,550
      61,200   Emerson Electric Co                                                                                        4,394,160
     813,000   General Electric Company                                                                                  27,373,710
      27,800   Genuine Parts Company                                                                                      1,192,620
      13,600   Graco Inc                                                                                                    466,208
     100,000   Honeywell International Inc.                                                                               3,750,000
      40,600   Hubbell Incorporated, Class B                                                                              1,905,358
       1,600   ITT Educational Services Inc. #                                                                               78,960
       1,600   Illinois Tool Works Inc.                                                                                     131,728
      11,800   Ingersoll-Rand Company Ltd., Class A                                                                         451,114
       3,000   Manpower Inc.                                                                                                133,170
       2,600   Northrop Grumman Corporation                                                                                 141,310
       7,880   PHH Corporation #                                                                                            216,385
       5,700   Parker Hannifin Corporation                                                                                  366,567
      31,000   Paychex, Inc.                                                                                              1,149,480
      39,000   Pentair, Inc.                                                                                              1,423,500
      32,000   Raytheon Company                                                                                           1,216,640
       2,700   Reinhold Industries Inc., Class A                                                                             52,650
       8,700   Republic Services Inc.                                                                                       307,023
      13,800   Rockwell Automation, Inc.                                                                                    730,020
      64,600   SPX Corporation                                                                                            2,968,370
         200   Siemens AG, Sponsored ADR                                                                                     15,466
      37,900   The Standard Register Company                                                                                566,605
      25,600   The Stanley Works                                                                                          1,195,008
      46,500   StarTek, Inc.                                                                                                613,800
       2,500   Stolt-Nielsen S.A., Sponsored ADR #                                                                          100,203
      42,000   Synagro Technologies, Inc.                                                                                   197,400
      64,800   3M Co.                                                                                                     4,753,728
      12,000   The Timken Company                                                                                           355,560
       7,400   Tomkins plc, Sponsored ADR                                                                                   152,292
      95,500   Tyco International Ltd.                                                                                    2,659,675
      26,600   United Parcel Service, Inc., Class B                                                                       1,838,858
      89,400   United Technologies Corporation                                                                            4,634,496
      93,200   Waste Management, Inc.                                                                                     2,666,452
      43,100   York International Corporation                                                                             2,416,617

-----------------------------------------------------------------------------------------------------------------------------------
               INFORMATION TECHNOLOGY - 13.3%

      17,600   Adobe Systems Incorporated                                                                                   525,360
      16,300   ADTRAN, Inc.                                                                                                 513,450
      28,500   Advanced Micro Devices Inc. #                                                                                718,200
      10,800   American Power Conversion Corporation                                                                        279,720
      35,500   Analog Devices, Inc.                                                                                       1,318,470
      38,000   Apple Computer, Inc. #                                                                                     2,037,180
      97,200   Applied Materials, Inc.                                                                                    1,648,512
      11,400   Autodesk, Inc.                                                                                               529,416
      31,200   Avaya Inc. #                                                                                                 321,360
      34,800   BEA Systems, Inc. #                                                                                          312,504
      30,200   Broadcom Corporation, Class A #                                                                            1,416,682
      61,800   Ciena Corporation #                                                                                          163,152
     263,500   Cisco Systems, Inc. #                                                                                      4,724,555
      18,500   Cognizant Technology Solutions Corporation, Class A #                                                        861,915
      48,600   Corning Incorporated #                                                                                       939,438
      61,900   Dell Inc. #                                                                                                2,116,980
      56,000   eBay Inc. #                                                                                                2,307,200
       6,600   Electronic Arts Inc. (EA) #                                                                                  375,474
       2,050   FactSet Research Systems Inc.                                                                                 72,242
       4,200   Fair Isaac Corporation                                                                                       188,160
       9,900   F5 Networks, Inc. #                                                                                          430,353
      33,800   Gentex Corporation                                                                                           588,120
       5,900   Google Inc., Class A #                                                                                     1,867,114
     129,100   Hewlett-Packard Company                                                                                    3,769,720
     463,200   Intel Corporation                                                                                         11,417,880
      91,300   International Business Machines Corporation (IBM)                                                          7,324,086
       1,900   International Rectifier Corporation #                                                                         85,652
       9,900   Internet Security Systems, Inc. #                                                                            237,699
       9,700   Intersil Holding Corporation, Class A                                                                        211,266
      95,000   JDS Uniphase Corporation #                                                                                   210,900
       8,000   KLA-Tencor Corporation                                                                                       390,080
       6,600   Lam Research Corporation #                                                                                   201,102
      13,300   Linear Technology Corporation                                                                                499,947
      15,400   Macromedia, Inc. #                                                                                           626,318
      27,300   Maxim Integrated Products, Inc.                                                                            1,164,345
      14,100   McAfee Inc. #                                                                                                443,022
      34,300   Microchip Technology Incorporated                                                                          1,033,116
     751,400   Microsoft Corporation                                                                                     19,333,522
     149,100   Motorola, Inc.                                                                                             3,293,619
      24,800   National Semiconductor Corporation                                                                           652,240
       9,900   NVIDIA Corporation #                                                                                         339,372
       4,100   Omnivision Technologies, Inc. #                                                                               51,742
     264,600   Oracle Corporation #                                                                                       3,278,394
     118,300   QUALCOM Inc.                                                                                               5,293,925
       6,100   Red Hat, Inc. #                                                                                              129,259
      32,800   Sanmina-SCI Corporation #                                                                                    140,712
      51,700   Siebel Systems, Inc.                                                                                         534,061
         100   Silicon Laboratories Inc. #                                                                                    3,039
      36,424   Symantec Corporation #                                                                                       825,368
     115,500   Texas Instruments Incorporated                                                                             3,915,450
      15,800   United Online, Inc.                                                                                          218,830
      21,500   Verisign, Inc. #                                                                                             459,455
      12,300   WebEx Communications, Inc. #                                                                                 301,473
      28,600   Xilinx, Inc.                                                                                                 796,510
     109,800   Yahoo! Inc. #                                                                                              3,715,632

-----------------------------------------------------------------------------------------------------------------------------------
               MATERIALS - 4.5%

      40,200   Alcoa Inc.                                                                                                   981,684
      14,400   CONSOL Energy Inc.                                                                                         1,098,288
     140,700   The Dow Chemical Company                                                                                   5,862,969
     160,500   E.I. du Pont de Nemours and Company                                                                        6,286,785
      40,400   Eastman Chemical Company                                                                                   1,897,588
      72,700   The Lubrizol Corporation                                                                                   3,150,091
      91,400   Lyondell Chemical Company                                                                                  2,615,868
      16,000   Nucor Corporation                                                                                            943,840
     104,500   Olin Corporation                                                                                           1,984,455
      49,300   Packaging Corp of America                                                                                    956,913
      96,400   RPM International, Inc.                                                                                    1,773,760
     109,900   Sonoco Products Company                                                                                    3,001,369
      89,700   USEC Inc.                                                                                                  1,001,052
      50,800   Worthington Industries, Inc.                                                                               1,068,324

-----------------------------------------------------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES - 3.6%

      35,000   AT&T Corp                                                                                                    693,000
       1,300   ALLTEL Corporation                                                                                            84,643
     216,900   BellSouth Corporation                                                                                      5,704,470
      50,100   Nokia Oyj, Sponsored ADR                                                                                     847,191
     366,300   SBC Communications Inc.                                                                                    8,780,211
     104,987   Sprint Corporation                                                                                         2,496,591
       3,100   TDC A/S, Sponsored ADR                                                                                        83,638
      11,600   Telstra Corporation Limited, ADR                                                                             180,612
     214,100   Verizon Communications Inc.                                                                                6,998,929

-----------------------------------------------------------------------------------------------------------------------------------
               TRANSPORTATION - 0.0%

      50,400   Northwest Airlines Corporation #                                                                              33,516

-----------------------------------------------------------------------------------------------------------------------------------
               UTILITIES - 5.3%

      28,200   AGL Resources Inc.                                                                                         1,046,502
      27,000   Ameren Corporation                                                                                         1,444,230
     183,300   Atmos Energy Corporation                                                                                   5,178,225
     312,500   Citizens Communications Company                                                                            4,234,375
      20,900   Consolidated Edison, Inc.                                                                                  1,014,695
      21,900   Dayton Power & Light Company                                                                                 608,820
     125,900   Duke Energy Corporation                                                                                    3,672,503
      72,700   Duquesne Light Holdings Inc.                                                                               1,251,167
      11,800   Enel SpA, Sponsored ADR                                                                                      506,338
      93,800   Great Plains Energy Incorporated                                                                           2,805,558
      18,200   KeySpan Corporation                                                                                          669,396
      28,500   National Fuel Gas Company                                                                                    974,700
      81,800   NICOR Inc.                                                                                                 3,438,054
      60,600   OGE Energy Corp                                                                                            1,702,860
      49,100   ONEOK Inc.                                                                                                 1,670,382
      26,600   Peoples Energy Corporation                                                                                 1,047,508
      80,800   Pepco Holdings, Inc.                                                                                       1,880,216
      32,400   Progress Energy, Inc.                                                                                      1,449,900
      32,100   Public Service Enterprise Group                                                                            2,065,956
      59,600   United Utilities plc, Sponsored ADR                                                                        1,396,428
      10,700   Vectren Corporation                                                                                          303,344

-----------------------------------------------------------------------------------------------------------------------------------
               Total Common Stocks (cost $660,103,717)                                                                  702,548,488
               --------------------------------------------------------------------------------------------------------------------


                                                                                       NOTIONAL    EXPIRATION    STRIKE
   CONTRACTS   TYPE                                                                      AMOUNT          DATE     PRICE       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               PUT OPTIONS - 0.2%

         802   S&P 500 Index                                                        $90,225,000      10/22/05      1125      28,070
         800   S&P 500 Index                                                         88,000,000      11/19/05      1100     104,000
       1,667   S&P 500 Index                                                        187,537,500      11/19/05      1125     350,070
         802   S&P 500 Index                                                         92,230,000      11/19/05      1150     280,700
       1,601   S&P 500 Index                                                        180,112,500      12/17/05      1125     752,470
-----------------------------------------------------------------------------------------------------------------------------------
               Total Put Options (cost $3,319,002)                                  638,105,000                           1,515,310
               --------------------------------------------------------------------------------------------------------------------


   PRINCIPAL
AMOUNT (000)   DESCRIPTION                                                                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------


               REPURCHASE AGREEMENTS - 3.9%

     $27,945   State Street Bank, 3.150%, dated 9/30/05, due 10/03/05, repurchase price $27,952,554
               collateralized by $29,235,000 U.S. Treasury Notes,                                                        27,945,218
               3.625%, due 5/15/13, valued at $28,504,125
===============--------------------------------------------------------------------------------------------------------------------
               Total Repurchase Agreements (cost $27,945,218)                                                            27,945,218
               --------------------------------------------------------------------------------------------------------------------
               Total Investments ($691,367,937) - 102.1%                                                                732,009,016
               ====================================================================================================================


                                                                                       NOTIONAL    EXPIRATION    STRIKE
   CONTRACTS   TYPE                                                                      AMOUNT          DATE     PRICE       VALUE
-----------------------------------------------------------------------------------------------------------------------------------

               CALL OPTIONS* - (2.2)%

       (678)   S&P 500 Index                                                     $ (81,360,000)      10/22/05      1200  (2,335,710)
     (1,902)   S&P 500 Index                                                      (232,995,000)      10/22/05      1225  (2,929,080)
       (694)   S&P 500 Index                                                       (83,280,000)      11/19/05      1200  (2,911,330)
     (1,311)   S&P 500 Index                                                      (160,597,500)      11/19/05      1225  (3,166,065)
       (499)   S&P 500 Index                                                       (59,880,000)      12/17/05      1200  (2,462,565)
       (588)   S&P 500 Index                                                       (71,736,000)      12/17/05      1225  (1,890,420)
-----------------------------------------------------------------------------------------------------------------------------------
               Total Call Options (premiums received $19,830,008)                 (689,848,500)                         (15,695,170)
               ====================================================================================================================
               Other Assets Less Liabilities - 0.1%                                                                         794,093
               ====================================================================================================================
               Net Assets - 100%                                                                                       $717,107,939
               ====================================================================================================================


            ADR American Depositary Receipt.
              # Non-income producing.
              * The Fund may designate up to 100% of its Common Stock
                investments as collateral to cover outstanding call options.

                                 See accompanying notes to financial statements.




                           PORTFOLIO OF INVESTMENTS (Unaudited)

                           NUVEEN EQUITY PREMIUM OPPORTUNITY FUND (JSN)

                           September 30, 2005

      SHARES   DESCRIPTION                                                                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS - 97.0%

               CONSUMER DISCRETIONARY - 11.0%

      44,900   Abercrombie & Fitch Co., Class A                                                                       $   2,238,265
      72,750   Amazon.com, Inc #                                                                                          3,295,575
      74,400   American Eagle Outfitters, Inc.                                                                            1,750,632
      88,950   Best Buy Co., Inc.                                                                                         3,871,994
      74,150   Catalina Marketing Corporation                                                                             1,686,171
      48,900   Chicos FAS, Inc. #                                                                                         1,799,520
      81,900   Claire's Stores, Inc.                                                                                      1,976,247
      69,500   Clear Channel Communications, Inc.                                                                         2,285,855
     151,500   The Walt Disney Company                                                                                    3,655,695
      49,100   R.R. Donnelley & Sons Company                                                                              1,820,137
      43,150   Expedia, Inc. #                                                                                              854,802
      33,096   Federated Department Stores, Inc.                                                                          2,213,130
      30,200   Foot Locker, Inc.                                                                                            662,588
     212,500   Ford Motor Company                                                                                         2,095,250
      98,650   The Gap, Inc.                                                                                              1,719,470
     190,600   General Motors Corporation                                                                                 5,834,266
      71,750   GTECH Holdings Corporation                                                                                 2,300,305
      34,500   Harley-Davidson Inc                                                                                        1,671,180
     210,000   The Home Depot, Inc.                                                                                       8,009,400
      18,150   IAC/InterActiveCorp #                                                                                        460,103
      68,500   International Game Technology                                                                              1,849,500
     126,450   Limited Brands, Inc.                                                                                       2,583,374
      53,150   Lowe's Companies, Inc.                                                                                     3,422,860
     116,800   Mattel Inc.                                                                                                1,948,224
     164,400   Maytag Corporation                                                                                         3,001,944
     215,800   McDonald's Corporation                                                                                     7,227,142
      62,100   Michaels Stores, Inc.                                                                                      2,053,026
     184,850   Newell Rubbermaid Inc.                                                                                     4,186,853
     144,450   News Corporation, Class A                                                                                  2,251,976
      93,000   Nordstrom, Inc.                                                                                            3,191,760
      28,100   Omnicom Group Inc.                                                                                         2,350,003
     127,500   Pier 1 Imports, Inc.                                                                                       1,436,925
      34,500   Polaris Industries Inc.                                                                                    1,709,475
     311,500   Regal Entertainment Group, Class A                                                                         6,242,460
      28,977   Sears Holding Corporation #                                                                                3,605,318
     267,200   Servicemaster                                                                                              3,617,888
     469,850   Sirius Satellite Radio Inc. #                                                                              3,077,518
      31,000   Starwood Hotels & Resorts Worldwide, Inc.                                                                  1,772,270
      41,500   Target Corporation                                                                                         2,155,095
     161,900   Time Warner Inc.                                                                                           2,932,009
      81,750   Unitrin, Inc.                                                                                              3,879,855
      92,800   Viacom Inc., Class B                                                                                       3,063,328
     299,600   Wal-Mart Stores, Inc.                                                                                     13,128,472
      38,500   Whirlpool Corporation                                                                                      2,917,145
      66,850   XM Satellite Radio Holdings Inc., Class A #                                                                2,400,584

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               CONSUMER STAPLES - 6.1%

     179,200   Albertson's, Inc.                                                                                          4,596,480
     255,900   Altria Group, Inc.                                                                                        18,862,389
      32,600   Avon Products, Inc.                                                                                          880,200
     176,150   The Coca-Cola Company                                                                                      7,607,919
      67,900   Colgate-Palmolive Company                                                                                  3,584,441
     101,700   ConAgra Foods, Inc.                                                                                        2,517,075
      85,000   The Gillette Company                                                                                       4,947,000
      96,950   Loews Corp - Carolina Group                                                                                3,842,129
      83,200   PepsiCo, Inc.                                                                                              4,718,272
     229,500   The Procter & Gamble Company                                                                              13,646,070
      22,700   Reynolds American Inc.                                                                                     1,884,554
     256,100   Sara Lee Corporation                                                                                       4,853,095
      71,500   Walgreen Co.                                                                                               3,106,675
-----------------------------------------------------------------------------------------------------------------------------------

               ENERGY - 6.9%

     183,650   ChevronTexaco Corporation                                                                                 11,887,665
      74,000   ConocoPhillips                                                                                             5,173,340
      45,800   Diamond Offshore Drilling, Inc.                                                                            2,805,250
      51,650   ENSCO International Incorporated                                                                           2,406,374
      56,600   Equitable Resources Inc.                                                                                   2,210,796
     545,550   Exxon Mobil Corporation                                                                                   34,664,247
      97,250   Halliburton Company                                                                                        6,663,570
      76,950   Patterson-UTI Energy, Inc.                                                                                 2,776,356
      92,800   Royal Dutch Shell PLC, Class A, ADR #                                                                      6,091,392
      37,500   Schlumberger Limited                                                                                       3,164,250
      95,800   Tidewater Inc.                                                                                             4,662,586
      18,400   Total SA, Sponsored ADR                                                                                    2,499,088

-----------------------------------------------------------------------------------------------------------------------------------
               FINANCIALS - 15.5%

      41,400   The Allstate Corporation                                                                                   2,289,006
      31,000   American Express Company                                                                                   1,780,640
     155,350   American Financial Realty Trust                                                                            2,205,970
      60,000   American Home Mortgage Investment Corp.                                                                    1,818,000
     208,100   American International Group, Inc.                                                                        12,893,876
     412,400   Bank of America Corporation                                                                               17,362,040
      17,000   The Chicago Merchantile Exchange                                                                           5,734,100
     550,900   Citigroup Inc.                                                                                            25,076,968
     118,500   Commerce Bancorp, Inc.                                                                                     3,636,765
     277,600   Crescent Real Estate Equities Company                                                                      5,693,576
      71,300   Eaton Vance Corporation                                                                                    1,769,666
      56,200   A. G. Edwards, Inc.                                                                                        2,462,122
     107,350   Fidelity National Financial, Inc.                                                                          4,779,222
     101,900   First Industrial Realty Trust, Inc.                                                                        4,081,095
     118,050   Arthur J. Gallagher & Co.                                                                                  3,401,021
      26,800   The Goldman Sachs Group, Inc.                                                                              3,258,344
     301,550   HRPT Properties Trust                                                                                      3,742,236
      92,100   HSBC Holdings plc, Sponsored ADR                                                                           7,481,283
      59,500   Health Care REIT, Inc.                                                                                     2,206,855
      86,200   Hospitality Properties Trust                                                                               3,694,532
     127,650   ING Group NV, Sponsored ADR                                                                                3,802,694
     408,650   JPMorgan Chase & Co                                                                                       13,865,495
      34,700   Legg Mason, Inc.                                                                                           3,806,243
     154,500   Lloyds TSB Group plc, Sponsored ADR                                                                        5,134,035
     145,200   MBNA Corporation                                                                                           3,577,728
      83,800   Marsh & McLennan Companies, Inc.                                                                           2,546,682
      35,150   Mercury General Corporation                                                                                2,108,649
     132,250   Morgan Stanley                                                                                             7,133,565
     112,500   Nationwide Health Properties, Inc.                                                                         2,621,250
     261,200   New York Community Bancorp, Inc.                                                                           4,283,680
      64,900   North Fork Bancorporation, Inc.                                                                            1,654,950
     156,050   The Charles Schwab Corporation                                                                             2,251,802
     283,700   U.S. Bancorp                                                                                               7,966,296
     135,250   Wachovia Corporation                                                                                       6,436,548
     149,400   Waddell & Reed Financial, Inc., Class A                                                                    2,892,384
     108,950   Wells Fargo & Company                                                                                      6,381,202

-----------------------------------------------------------------------------------------------------------------------------------
               HEALTHCARE - 11.2%

     166,900   Abbott Laboratories                                                                                        7,076,560
      24,500   Aetna Inc.                                                                                                 2,110,430
     114,150   Amgen Inc. #                                                                                               9,094,331
      94,200   Baxter International Inc.                                                                                  3,755,754
      37,750   Biogen Idec Inc. #                                                                                         1,490,370
     408,950   Bristol-Myers Squibb Company                                                                               9,839,337
      51,800   Caremark Rx, Inc. #                                                                                        2,586,374
      54,400   Celgene Corporation #                                                                                      2,955,008
      26,000   Coventry Health Care, Inc. #                                                                               2,236,520
      46,200   Genentech, Inc. #                                                                                          3,890,502
      46,900   Genzyme Corporation #                                                                                      3,359,916
      92,100   Gilead Sciences, Inc. #                                                                                    4,490,796
      94,300   GlaxoSmithKline plc, ADR                                                                                   4,835,704
      36,300   Guidant Corporation                                                                                        2,500,707
     255,150   Johnson & Johnson                                                                                         16,145,892
     134,950   Eli Lilly and Company                                                                                      7,222,524
      80,400   Medtronic Inc.                                                                                             4,311,048
      46,000   Mentor Corporation                                                                                         2,530,460
     305,050   Merck & Co. Inc.                                                                                           8,300,411
     718,250   Pfizer Inc.                                                                                               17,934,703
     125,350   Schering-Plough Corporation                                                                                2,638,618
      20,150   Sepracor Inc. #                                                                                            1,188,649
     121,700   UnitedHealth Group Incorporated                                                                            6,839,540
      66,800   Wellpoint Inc. #                                                                                           5,064,776
     139,850   Wyeth                                                                                                      6,470,860

-----------------------------------------------------------------------------------------------------------------------------------
               INDUSTRIALS - 10.7%

      97,500   AMR Coporation-DEL #                                                                                       1,090,050
      95,800   Automatic Data Processing, Inc.                                                                            4,123,232
      88,200   The Boeing Company                                                                                         5,993,190
      88,050   Briggs & Stratton Corporation                                                                              3,045,650
     112,400   Caterpillar Inc.                                                                                           6,603,500
      86,500   Cendant Corporation                                                                                        1,785,360
       9,500   CheckFree Corp #                                                                                             359,290
      27,500   Corporate Executive Board Company                                                                          2,144,450
     114,150   Deluxe Corporation                                                                                         4,584,264
      80,400   Emerson Electric Co                                                                                        5,772,720
      52,800   First Data Corporation                                                                                     2,112,000
     920,350   General Electric Company                                                                                  30,988,185
      57,500   Genuine Parts Company                                                                                      2,466,750
      70,750   Graco Inc.                                                                                                 2,425,310
     133,500   Honeywell International Inc.                                                                               5,006,250
      71,050   Hubbell Incorporated, Class B                                                                              3,334,377
      26,000   Lockheed Martin Corporation                                                                                1,587,040
      57,150   Manpower Inc.                                                                                              2,536,889
      41,700   Northrop Grumman Corporation                                                                               2,266,395
      72,400   Pentair, Inc.                                                                                              2,642,600
      46,000   Raytheon Company                                                                                           1,748,920
      39,000   Rockwell Automation, Inc.                                                                                  2,063,100
      80,400   SPX Corporation                                                                                            3,694,380
      44,700   The Stanley Works                                                                                          2,086,596
      83,000   3M Co.                                                                                                     6,088,880
      67,000   The Timken Company                                                                                         1,985,210
     183,850   Tyco International Ltd                                                                                     5,120,223
      78,500   United Parcel Service, Inc., Class B                                                                       5,426,705
     107,600   United Technologies Corporation                                                                            5,577,984
      95,550   Waste Management, Inc.                                                                                     2,733,686
      51,300   York International Corporation                                                                             2,876,391
      26,000   Cooper Industries, Ltd., Class A                                                                           1,797,640

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               INFORMATION TECHNOLOGY - 25.0%

      56,066   Activision Inc. #                                                                                          1,146,550
     117,900   Adobe Systems Incorporated                                                                                 3,519,315
      72,500   ADTRAN, Inc.                                                                                               2,283,750
      84,500   Advanced Micro Devices Inc. #                                                                              2,129,400
      81,900   Altera Corporation #                                                                                       1,565,109
     121,800   Analog Devices, Inc.                                                                                       4,523,652
     331,300   Apple Computer, Inc. #                                                                                    17,760,993
     292,300   Applied Materials, Inc.                                                                                    4,957,408
      71,500   Autodesk, Inc.                                                                                             3,320,460
      86,600   Broadcom Corporation, Class A #                                                                            4,062,406
     871,400   Cisco Systems, Inc. #                                                                                     15,624,202
     104,400   Computer Associates International, Inc.                                                                    2,903,364
     184,500   Corning Incorporated #                                                                                     3,566,385
      44,200   Cree Inc. #                                                                                                1,105,884
     257,100   Dell Inc. #                                                                                                8,792,820
     264,100   EMC Corporation #                                                                                          3,417,454
     341,600   eBay Inc. #                                                                                               14,073,920
      77,600   Electronic Arts Inc. (EA) #                                                                                4,414,664
      86,700   Electronic Data Systems Corporation                                                                        1,945,548
      47,200   Fair Isaac Corporation                                                                                     2,114,560
      58,000   Freescale Semiconductor Inc. #                                                                             1,357,780
     123,100   Gentex Corporation                                                                                         2,141,940
      14,300   Google Inc., Class A #                                                                                     4,525,378
      55,800   Harris Corporation                                                                                         2,332,440
     317,700   Hewlett-Packard Company                                                                                    9,276,840
   1,006,350   Intel Corporation                                                                                         24,806,528
     162,500   International Business Machines Corporation (IBM)                                                         13,035,750
      45,700   International Rectifier Corporation #                                                                      2,060,156
      73,000   Juniper Networks Inc. #                                                                                    1,736,670
      51,550   KLA-Tencor Corporation                                                                                     2,513,578
      72,550   Linear Technology Corporation                                                                              2,727,155
      52,800   Macromedia, Inc. #                                                                                         2,147,376
     123,350   Maxim Integrated Products, Inc.                                                                            5,260,878
      46,850   McAfee Inc. #                                                                                              1,472,027
   1,651,950   Microsoft Corporation                                                                                     42,504,674
     243,800   Motorola, Inc.                                                                                             5,385,542
     132,350   National Semiconductor Corporation                                                                         3,480,805
      53,000   Network Appliance Inc. #                                                                                   1,258,220
     744,500   Oracle Corporation #                                                                                       9,224,355
     569,150   QUALCOM Inc.                                                                                              25,469,463
      46,700   Research In Motion Limited #                                                                               3,194,280
      51,200   Roper Industries Inc.                                                                                      2,011,648
      72,500   SAP AG, Sponsored ADR                                                                                      3,141,425
     185,600   Siebel Systems, Inc.                                                                                       1,917,248
     354,621   Symantec Corporation #                                                                                     8,035,712
     283,250   Texas Instruments Incorporated                                                                             9,602,175
      92,650   Verisign, Inc. #                                                                                           1,979,931
     130,650   Xilinx, Inc.                                                                                               3,638,603
     267,900   Yahoo! Inc. #                                                                                              9,065,736
      59,150   Marvell Technology Group Ltd. #                                                                            2,727,407

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               MATERIALS - 3.3%

      71,500   Alcoa Inc.                                                                                                 1,746,030
     171,000   Companhia Siderurgica Nacional S.A., Sponsored ADR                                                         3,970,620
     147,700   The Dow Chemical Company                                                                                   6,154,659
     170,700   E.I. du Pont de Nemours and Company                                                                        6,686,319
      49,050   Eastman Chemical Company                                                                                   2,303,879
      83,000   The Lubrizol Corporation                                                                                   3,596,390
     118,400   Lyondell Chemical Company                                                                                  3,388,608
      30,500   Monsanto Company                                                                                           1,913,875
      56,650   Olin Corporation                                                                                           1,075,784
     218,700   Packaging Corp of America                                                                                  4,244,967
     152,650   RPM International, Inc.                                                                                    2,808,760
     127,450   Sonoco Products Company                                                                                    3,480,660

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               TELECOMMUNICATION SERVICES - 3.6%

     245,900   BellSouth Corporation                                                                                      6,467,170
     113,500   China Mobile Hong Kong Limited, Sponsored ADR                                                              2,796,640
     131,550   Chunghwa Telecom Co., Ltd., Sponsored ADR                                                                  2,434,991
     132,000   Nokia Oyj, Sponsored ADR                                                                                   2,232,120
     451,300   SBC Communications Inc.                                                                                   10,817,661
     345,106   Sprint Corporation                                                                                         8,206,621
     352,400   Verizon Communications Inc.                                                                               11,519,956

-----------------------------------------------------------------------------------------------------------------------------------
               UTILITIES - 3.7%

      63,900   AGL Resources Inc.                                                                                         2,371,329
      38,400   Ameren Corporation                                                                                         2,054,016
     179,450   Atmos Energy Corporation                                                                                   5,069,463
     318,750   Citizens Communications Company                                                                            4,319,063
     181,250   Duke Energy Corporation                                                                                    5,287,063
      98,700   Duquesne Light Holdings Inc.                                                                               1,698,627
     129,350   Great Plains Energy Incorporated                                                                           3,868,859
      88,300   National Fuel Gas Company                                                                                  3,019,860
     122,400   NICOR Inc.                                                                                                 5,144,472
      92,500   OGE Energy Corp                                                                                            2,599,250
      95,800   ONEOK Inc.                                                                                                 3,259,116
     118,050   Pepco Holdings, Inc.                                                                                       2,747,024
      84,600   Piedmont Natural Gas Company, Inc.                                                                         2,129,369
      42,100   Public Service Enterprise Group                                                                            2,709,543

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               Total Common Stocks (cost $1,153,784,458)                                                              1,202,406,657
               --------------------------------------------------------------------------------------------------------------------


                                                                                       NOTIONAL    EXPIRATION    STRIKE
   CONTRACTS   TYPE                                                                      AMOUNT          DATE     PRICE       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               PUT OPTIONS - 0.2%

       3,810   Mini-NDX 100 Index                                                   $52,387,500      12/17/05     137.5     106,680
         593   Nasdaq 100 Index                                                      83,020,000      11/19/05      1400      78,573
         425   Nasdaq 100 Index                                                      58,437,500      12/17/05      1375     111,775
         468   Nasdaq 100 Index                                                      65,520,000      12/17/05      1400     161,460
       1,026   S&P 500 Index                                                        115,425,000      10/22/05      1125      35,910
         980   S&P 500 Index                                                        107,800,000      11/19/05      1100     127,400
       2,262   S&P 500 Index                                                        254,475,000      11/19/05      1125     475,020
       1,025   S&P 500 Index                                                        117,875,000      11/19/05      1150     358,750
       1,963   S&P 500 Index                                                        220,837,500      12/17/05      1125     922,610
-----------------------------------------------------------------------------------------------------------------------------------
               Total Put Options (cost $5,510,440)                                1,075,777,500                           2,378,178
               --------------------------------------------------------------------------------------------------------------------


   PRINCIPAL
AMOUNT (000)   DESCRIPTION                                                                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS - 4.8%

     $59,484   State Street Bank, 3.150%, dated 9/30/05, due 10/03/05, repurchase price $59,499,895
               collateralized by $45,925,000 U.S. Treasury Bonds,                                                        59,484,280
               7.25%, due 8/15/22, valued at $60,678,406
===============--------------------------------------------------------------------------------------------------------------------
               Total Repurchase Agreements (cost $59,484,280)                                                            59,484,280
               --------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $1,218,779,178) - 102.0%                                                       1,264,269,115
               ====================================================================================================================


                                                                                       NOTIONAL    EXPIRATION    STRIKE
   CONTRACTS   TYPE                                                                      AMOUNT          DATE     PRICE       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               CALL OPTIONS * - (2.3)%

     (1,670)   Mini-NDX 100 Index                                                 $(25,885,000)      10/22/05     155.0  (1,018,700)
     (1,145)   Mini-NDX 100 Index                                                  (18,033,750)      10/22/05     157.5    (458,000)
     (2,633)   Mini-NDX 100 Index                                                  (42,128,000)      10/22/05     160.0    (579,260)
       (970)   Mini-NDX 100 Index                                                  (15,035,000)      11/19/05     155.0    (708,100)
       (985)   Mini-NDX 100 Index                                                  (15,513,750)      11/19/05     157.5    (531,900)
     (1,350)   Mini-NDX 100 Index                                                  (21,600,000)      11/19/05     160.0    (499,500)
       (240)   Nasdaq 100 Index                                                    (37,200,000)      10/22/05      1550  (1,437,600)
       (356)   Nasdaq 100 Index                                                    (56,070,000)      10/22/05      1575  (1,377,720)
       (327)   Nasdaq 100 Index                                                    (51,502,500)      11/19/05      1575  (1,728,195)
        (68)   Nasdaq 100 Index                                                    (10,880,000)      11/19/05      1600    (248,200)
       (866)   S&P 500 Index                                                      (103,920,000)      10/22/05      1200  (2,983,370)
     (2,352)   S&P 500 Index                                                      (288,120,000)      10/22/05      1225  (3,622,080)
       (866)   S&P 500 Index                                                      (103,920,000)      11/19/05      1200  (3,632,870)
     (1,853)   S&P 500 Index                                                      (226,992,500)      11/19/05      1225  (4,474,995)
       (598)   S&P 500 Index                                                       (71,760,000)      12/17/05      1200  (2,951,130)
       (721)   S&P 500 Index                                                       (88,322,500)      12/17/05      1225  (2,318,015)
-----------------------------------------------------------------------------------------------------------------------------------
               Total Call Options (premiums received $34,710,126)                           (1,176,883,000)             (28,569,635)
               ====================================================================================================================
               Other Assets Less Liabilities - 0.3%                                                                       4,165,692
               ====================================================================================================================
               Net Assets  - 100%                                                                                    $1,239,865,172
               ====================================================================================================================

            ADR American Depositary Receipt.
              # Non-income producing.
              * The Fund may designate up to 100% of its Common Stock
                investments as collateral to cover outstanding call options.

                                 See accompanying notes to financial statements.


                           PORTFOLIO OF INVESTMENTS (Unaudited)

                           NUVEEN EQUITY PREMIUM ADVANTAGE FUND (JLA)

                           September 30,2005


      SHARES   DESCRIPTION                                                                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS - 98.6%

               CONSUMER DISCRETIONARY - 12.6%

      37,900   Amazon.com, Inc. #                                                                                     $   1,716,870
      28,650   Best Buy Co., Inc.                                                                                         1,247,135
       9,300   Black & Decker Corporation                                                                                   763,437
      18,000   Cabela's Incorporated #                                                                                      330,660
      32,600   Claire's Stores, Inc.                                                                                        786,638
      32,300   Clear Channel Communications, Inc.                                                                         1,062,347
      24,400   Coach, Inc. #                                                                                                765,184
     191,400   Comcast Corporation, Special Class A #                                                                     5,508,492
      58,600   The DIRECTV Group, Inc. #                                                                                    877,828
      51,400   The Walt Disney Company                                                                                    1,240,282
      22,900   Dow Jones & Company, Inc.                                                                                    874,551
      37,750   Expedia, Inc. #                                                                                              747,828
       7,631   Federated Department Stores, Inc.                                                                            510,285
     100,900   Ford Motor Company                                                                                           994,874
      37,300   Furniture Brands International, Inc.                                                                         672,519
      63,100   General Motors Corporation                                                                                 1,931,491
      16,400   Harley-Davidson Inc                                                                                          794,416
      66,900   The Home Depot, Inc.                                                                                       2,551,566
      45,750   IAC/InterActiveCorp #                                                                                      1,159,763
      27,600   International Game Technology                                                                                745,200
      40,900   Limited Brands, Inc.                                                                                         835,587
      24,500   Lowe's Companies, Inc.                                                                                     1,577,800
      45,500   McDonald's Corporation                                                                                     1,523,795
      38,500   Newell Rubbermaid Inc.                                                                                       872,025
      72,400   News Corporation, Class A                                                                                  1,128,716
      12,800   Omnicom Group Inc.                                                                                         1,070,464
      20,900   Outback Steakhouse, Inc. #                                                                                   764,940
      16,800   J.C. Penney Company, Inc.                                                                                    796,656
      16,200   Polaris Industries Inc.                                                                                      802,710
      77,400   Regal Entertainment Group, Class A                                                                         1,551,096
      28,200   Sears Holding Corporation #                                                                                3,508,644
     111,400   Servicemaster                                                                                              1,508,356
     259,400   Sirius Satellite Radio Inc. #                                                                              1,699,070
      91,200   Starbucks Corporation #                                                                                    4,569,120
      15,700   Starwood Hotels & Resorts Worldwide, Inc.                                                                    897,569
      23,300   Target Corporation                                                                                         1,209,969
     121,600   Time Warner Inc.                                                                                           2,202,176
      35,400   Tupperware Corporation                                                                                       806,412
      18,800   Unitrin, Inc.                                                                                                892,248
      49,300   Viacom Inc., Class B                                                                                       1,627,393
      75,300   Wal-Mart Stores, Inc.                                                                                      3,299,646
      20,300   Wendy's International, Inc.                                                                                  916,545
      12,700   Whirlpool Corporation                                                                                        962,279
      30,100   XM Satellite Radio Holdings Inc., Class A #                                                                1,080,891

-----------------------------------------------------------------------------------------------------------------------------------
               CONSUMER STAPLES - 3.6%

      69,400   Albertson's, Inc.                                                                                          1,780,110
      69,700   Altria Group, Inc.                                                                                         5,137,587
      33,900   CVS Corporation                                                                                              983,439
      52,900   The Coca-Cola Company                                                                                      2,284,751
      25,400   The Gillette Company                                                                                       1,478,280
      23,200   PepsiCo, Inc.                                                                                              1,315,672
      51,800   The Procter & Gamble Company                                                                               3,080,028
      32,500   Walgreen Co.                                                                                               1,412,125

-----------------------------------------------------------------------------------------------------------------------------------
               ENERGY - 4.4%

      54,100   ChevronTexaco Corporation                                                                                  3,501,893
      29,400   ConocoPhillips                                                                                             2,055,354
       7,500   Cooper Cameron Corporation #                                                                                 554,475
      21,300   Diamond Offshore Drilling, Inc.                                                                            1,304,625
       9,000   ENSCO International Incorporated                                                                             419,310
     151,700   Exxon Mobil Corporation                                                                                    9,639,018
      26,400   Halliburton Company                                                                                        1,808,928
       6,000   The Houston Exploration Company #                                                                            403,500
       9,000   Noble Energy, Inc.                                                                                           422,100
       7,000   Pogo Producing Company                                                                                       412,580
      35,000   Smith International, Inc.                                                                                  1,165,850

-----------------------------------------------------------------------------------------------------------------------------------
               FINANCIALS - 10.9%

      24,500   AFLAC Incorporated                                                                                         1,109,850
      18,700   American Express Company                                                                                   1,074,128
     132,800   American Financial Realty Trust                                                                            1,885,760
      63,400   American International Group, Inc.                                                                         3,928,264
      88,200   Bank of America Corporation                                                                                3,713,220
      38,100   The Bank of New York Company, Inc.                                                                         1,120,521
       4,500   The Chicago Merchantile Exchange                                                                           1,517,850
     115,400   Citigroup Inc.                                                                                             5,253,008
      33,600   Commerce Bancorp, Inc.                                                                                     1,031,184
      36,000   Eaton Vance Corporation                                                                                      893,520
      32,700   Fidelity National Financial, Inc.                                                                          1,455,804
      29,600   Arthur J. Gallagher & Co.                                                                                    852,776
       9,100   The Goldman Sachs Group, Inc.                                                                              1,106,378
     149,900   HRPT Properties Trust                                                                                      1,860,259
      11,800   HSBC Holdings plc, Sponsored ADR                                                                             958,514
      46,300   Health Care REIT, Inc.                                                                                     1,717,267
      89,700   JPMorgan Chase & Co                                                                                        3,043,521
      13,200   Legg Mason, Inc.                                                                                           1,447,908
      87,000   Lloyds TSB Group plc, Sponsored ADR                                                                        2,891,010
      47,500   MBNA Corporation                                                                                           1,170,400
      20,000   Moody's Corporation                                                                                        1,021,600
      35,700   Morgan Stanley                                                                                             1,925,658
      66,600   Nationwide Health Properties, Inc.                                                                         1,551,780
      53,100   New York Community Bancorp, Inc.                                                                             870,840
      13,600   Prudential Financial, Inc.                                                                                   918,816
      74,000   The Charles Schwab Corporation                                                                             1,067,820
      40,100   TCF Financial Corporation                                                                                  1,072,675
      50,400   TruStreet Properties, Inc.                                                                                   788,760
      63,800   U.S. Bancorp                                                                                               1,791,504
      33,300   Wachovia Corporation                                                                                       1,584,747
      51,000   Waddell & Reed Financial, Inc., Class A                                                                      987,360
      25,100   Wells Fargo & Company                                                                                      1,470,107

-----------------------------------------------------------------------------------------------------------------------------------
               HEALTHCARE - 13.2%

      52,400   Abbott Laboratories                                                                                        2,221,760
     121,700   Amgen Inc. #                                                                                               9,695,839
      57,300   Applera Corporation-Applied Biosystems Group                                                               1,331,652
      37,800   Baxter International Inc.                                                                                  1,507,086
      73,600   Biogen Idec Inc. #                                                                                         2,905,728
      26,700   Boston Scientific Corporation #                                                                              623,979
     112,000   Bristol-Myers Squibb Company                                                                               2,694,720
      19,800   Caremark Rx, Inc. #                                                                                          988,614
      22,700   Celgene Corporation #                                                                                      1,233,064
      23,000   Cephalon, Inc. #                                                                                           1,067,660
      18,900   Charles River Laboratories International, Inc. #                                                             824,418
      12,300   Genentech, Inc. #                                                                                          1,035,783
      56,100   Genzyme Corporation #                                                                                      4,019,004
      80,200   Gilead Sciences, Inc. #                                                                                    3,910,552
      27,400   GlaxoSmithKline plc, ADR                                                                                   1,405,072
      11,700   Guidant Corporation                                                                                          806,013
      72,100   Human Genome Sciences, Inc. #                                                                                979,839
      76,300   Johnson & Johnson                                                                                          4,828,264
      41,900   Eli Lilly and Company                                                                                      2,242,488
      15,100   Medco Health Solutions, Inc. #                                                                               827,933
      34,300   Medtronic Inc.                                                                                             1,839,166
      90,800   Merck & Co. Inc.                                                                                           2,470,668
     192,300   Pfizer Inc.                                                                                                4,801,731
      55,400   Schering-Plough Corporation                                                                                1,166,170
      15,000   Sepracor Inc. #                                                                                              884,850
      15,800   Stryker Corporation                                                                                          780,994
      59,100   Telik, Inc. #                                                                                                966,876
      33,700   UnitedHealth Group Incorporated                                                                            1,893,940
      12,000   Universal Health Services, Inc., Class B                                                                     571,560
      16,600   Wellpoint Inc. #                                                                                           1,258,612
      46,200   Wyeth                                                                                                      2,137,674
      10,100   Zimmer Holdings, Inc. #                                                                                      695,789

-----------------------------------------------------------------------------------------------------------------------------------
               INDUSTRIALS - 9.5%

      38,800   Automatic Data Processing, Inc.                                                                            1,669,952
      26,200   The Boeing Company                                                                                         1,780,290
      23,900   Briggs & Stratton Corporation                                                                                826,701
      17,500   Burlington Northern Santa Fe Corporation                                                                   1,046,500
      29,600   Caterpillar Inc.                                                                                           1,739,000
      41,400   Cendant Corporation                                                                                          854,496
      30,200   CheckFree Corp #                                                                                           1,142,164
      13,800   Corporate Executive Board Company                                                                          1,076,124
      18,200   Danaher Corporation                                                                                          979,706
      15,700   Eaton Corporation                                                                                            997,735
      33,700   Emerson Electric Co                                                                                        2,419,660
      29,700   First Data Corporation                                                                                     1,188,000
     256,900   General Electric Company                                                                                   8,649,823
      11,700   Global Payments Inc.                                                                                         909,324
      22,700   Graco Inc.                                                                                                   778,156
      41,300   Honeywell International Inc.                                                                               1,548,750
      22,400   Hubbell Incorporated, Class B                                                                              1,051,232
      15,900   ITT Educational Services Inc. #                                                                              784,665
      24,000   Manpower Inc.                                                                                              1,065,360
      60,000   Paychex, Inc.                                                                                              2,224,800
      34,400   Pitney Bowes Inc.                                                                                          1,435,856
      15,500   Rockwell Automation, Inc.                                                                                    819,950
      21,500   SEI Investments Company                                                                                      807,970
      23,300   SPX Corporation                                                                                            1,070,635
      77,100   Southwest Airlines Co.                                                                                     1,144,935
      28,000   3M Co.                                                                                                     2,054,080
      59,400   Tyco International Ltd                                                                                     1,654,290
      33,700   United Parcel Service, Inc., Class B                                                                       2,329,681
      29,900   United Technologies Corporation                                                                            1,550,016
      13,000   Cooper Industries, Ltd., Class A                                                                             898,820

-----------------------------------------------------------------------------------------------------------------------------------
               INFORMATION TECHNOLOGY - 35.8%

      92,500   Adobe Systems Incorporated                                                                                 2,761,125
      47,900   Advanced Micro Devices Inc. #                                                                              1,207,080
      19,200   Amphenol Corporation, Class A                                                                                774,528
      47,400   Analog Devices, Inc.                                                                                       1,760,436
     226,500   Apple Computer, Inc. #                                                                                    12,142,665
     106,300   Applied Materials, Inc.                                                                                    1,802,848
      33,700   Arrow Electronics, Inc. #                                                                                  1,056,832
      37,800   Autodesk, Inc.                                                                                             1,755,432
      38,400   Broadcom Corporation, Class A #                                                                            1,801,344
      73,400   Cadence Design Systems, Inc. #                                                                             1,186,144
     515,200   Cisco Systems, Inc. #                                                                                      9,237,536
      48,600   Computer Associates International, Inc.                                                                    1,351,566
      68,300   Corning Incorporated #                                                                                     1,320,239
      32,300   Cymer, Inc. #                                                                                              1,011,636
     186,300   Dell Inc. #                                                                                                6,371,460
     105,500   EMC Corporation #                                                                                          1,365,170
     207,600   eBay Inc. #                                                                                                8,553,120
      55,400   Electronic Arts Inc. (EA) #                                                                                3,151,706
      44,300   Electronic Data Systems Corporation                                                                          994,092
      63,900   Fairchild Semiconductor International Inc., Class A #                                                        949,554
      28,200   FormFactor Inc #                                                                                             643,524
      46,600   Freescale Semiconductor Inc. #                                                                             1,090,906
       4,900   Google Inc., Class A #                                                                                     1,550,654
      29,400   Harris Corporation                                                                                         1,228,920
     100,200   Hewlett-Packard Company                                                                                    2,925,840
      20,300   Hyperion Solutions Corporation #                                                                             987,595
      11,100   Infosys Technologies Limited, ADR                                                                            824,508
      60,580   Integrated Device Technology, Inc. #                                                                         650,629
     463,600   Intel Corporation                                                                                         11,427,740
      48,700   International Business Machines Corporation (IBM)                                                          3,906,714
      21,200   International Rectifier Corporation #                                                                        955,696
     263,500   JDS Uniphase Corporation #                                                                                   584,970
      49,500   Juniper Networks Inc. #                                                                                    1,177,605
      24,700   KLA-Tencor Corporation                                                                                     1,204,372
      12,300   Lexmark International, Inc. #                                                                                750,915
      62,800   Maxim Integrated Products, Inc.                                                                            2,678,420
      65,500   Micrel, Incorporated #                                                                                       735,565
     852,100   Microsoft Corporation                                                                                     21,924,533
      75,200   Micron Technology, Inc. #                                                                                  1,000,160
      72,900   Motorola, Inc.                                                                                             1,610,361
      53,400   National Semiconductor Corporation                                                                         1,404,420
      59,000   Network Appliance Inc. #                                                                                   1,400,660
     428,300   Oracle Corporation #                                                                                       5,306,637
     380,000   QUALCOM Inc.                                                                                              17,005,000
      30,600   Research In Motion Limited #                                                                               2,093,040
      29,800   The Reynolds and Reynolds Company                                                                            816,818
      23,200   Roper Industries Inc.                                                                                        911,528
      23,900   SRA International, Inc. #                                                                                    847,972
      22,000   SanDisk Corporation #                                                                                      1,061,500
      37,400   SAP AG, Sponsored ADR                                                                                      1,620,542
      32,000   Satyam Computer Services Limited, ADR                                                                        967,040
      37,200   Semtech Corporation #                                                                                        612,684
     126,100   Siebel Systems, Inc.                                                                                       1,302,613
      39,600   Sybase, Inc. #                                                                                               927,432
     245,710   Symantec Corporation #                                                                                     5,567,789
     117,920   Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR                                               969,300
     106,500   Texas Instruments Incorporated                                                                             3,610,350
     236,467   United Microelectronics Corporation, ADR #                                                                   851,282
      26,000   Varian Semiconductor Equipment Associate #                                                                 1,101,620
      60,000   Xilinx, Inc.                                                                                               1,671,000
     134,400   Yahoo! Inc. #                                                                                              4,548,096
      35,300   Marvell Technology Group Ltd. #                                                                            1,627,683

-----------------------------------------------------------------------------------------------------------------------------------
               MATERIALS - 2.7%

      29,600   Alcoa Inc.                                                                                                   722,832
      24,900   Cabot Microelectronics Corporation #                                                                         731,562
      56,300   Companhia Siderurgica Nacional S.A., Sponsored ADR                                                         1,307,286
      36,600   The Dow Chemical Company                                                                                   1,525,122
      46,400   E.I. du Pont de Nemours and Company                                                                        1,817,488
      18,000   International Paper Company                                                                                  536,400
      35,300   Lyondell Chemical Company                                                                                  1,010,286
      13,900   Monsanto Company                                                                                             872,225
      22,000   Olin Corporation                                                                                             417,780
      74,200   Packaging Corp of America                                                                                  1,440,222
      52,000   RPM International, Inc.                                                                                      956,800
      34,400   Sonoco Products Company                                                                                      939,464
      14,900   Weyerhaeuser Company                                                                                       1,024,375

-----------------------------------------------------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES - 3.5%

      48,900   AT&T Corp                                                                                                    968,220
      54,100   BellSouth Corporation                                                                                      1,422,830
      46,400   China Mobile Hong Kong Limited, Sponsored ADR                                                              1,143,296
      29,300   Chunghwa Telecom Co., Ltd., Sponsored ADR                                                                    542,343
      40,600   Nokia Oyj, Sponsored ADR                                                                                     686,546
     123,800   SBC Communications Inc.                                                                                    2,967,486
     267,214   Sprint Corporation                                                                                         6,354,349
      90,500   Verizon Communications Inc.                                                                                2,958,445

-----------------------------------------------------------------------------------------------------------------------------------

               UTILITIES - 2.4%

      52,400   Atmos Energy Corporation                                                                                   1,480,300
      61,600   Duke Energy Corporation                                                                                    1,796,872
      21,600   Exelon Corporation                                                                                         1,154,304
      33,400   Great Plains Energy Incorporated                                                                             998,994
      50,200   NICOR Inc.                                                                                                 2,109,906
      30,400   OGE Energy Corp                                                                                              854,240
      31,000   ONEOK Inc.                                                                                                 1,054,620
      34,300   Piedmont Natural Gas Company, Inc.                                                                           863,331
      43,700   TECO Energy, Inc.                                                                                            787,474
      30,500   Vectren Corporation                                                                                          864,673

-----------------------------------------------------------------------------------------------------------------------------------
               Total Common Stocks (cost $466,486,459)                                                                  481,693,293

               --------------------------------------------------------------------------------------------------------------------



                                                                                       NOTIONAL    EXPIRATION    STRIKE
   CONTRACTS   TYPE                                                                      AMOUNT          DATE     PRICE       VALUE
-----------------------------------------------------------------------------------------------------------------------------------

               PUT OPTIONS - 0.2%

         800   Mini-NDX 100 Index                                                  $ 11,200,000      11/19/05     140.0      10,400
       1,210   Mini-NDX 100 Index                                                    16,637,500      12/17/05     137.5      33,880
         401   Nasdaq 100 Index                                                      56,140,000      11/19/05      1400      53,133
         524   Nasdaq 100 Index                                                      72,050,000      12/17/05      1375     137,812
         376   Nasdaq 100 Index                                                      52,640,000      12/17/05      1400     129,720
         257   S&P 500 Index                                                         28,270,000      11/19/05      1100      33,410
         571   S&P 500 Index                                                         64,237,500      11/19/05      1125     119,910
         299   S&P 500 Index                                                         34,385,000      11/19/05      1150     104,650
         299   S&P 500 Index                                                         33,637,500      10/22/05      1125      10,465
         513   S&P 500 Index                                                         57,712,500      12/17/05      1125     241,110

-----------------------------------------------------------------------------------------------------------------------------------
               Total Put Options (cost $2,109,438)                                  426,910,000                             874,490
               --------------------------------------------------------------------------------------------------------------------




   PRINCIPAL
AMOUNT (000)   DESCRIPTION                                                                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------


               REPURCHASE AGREEMENTS - 3.9%

     $19,013   State Street Bank, 3.150%, dated 9/30/05, due 10/03/05, repurchase price $19,017,621
               collateralized by $14,050,000 U.S. Treasury Bonds,                                                        19,012,630
               8.125%, due 8/15/19, valued at $19,397,781
===============--------------------------------------------------------------------------------------------------------------------
               Total Repurchase Agreements (cost $19,012,630)                                                            19,012,630
               --------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $487,608,527) - 102.7%                                                           501,580,413
               ====================================================================================================================


                                                                                       NOTIONAL    EXPIRATION    STRIKE
   CONTRACTS   TYPE                                                                      AMOUNT          DATE     PRICE       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               CALL OPTIONS* - (2.5)%

       (380)   Mini-NDX 100 Index                                                $  (5,890,000)      10/22/05     155.0    (231,800)
     (1,570)   Mini-NDX 100 Index                                                  (24,727,500)      10/22/05     157.5    (628,000)
     (2,400)   Mini-NDX 100 Index                                                  (38,400,000)      10/22/05     160.0    (528,000)
     (1,040)   Mini-NDX 100 Index                                                  (16,120,000)      11/19/05     155.0    (759,200)
       (400)   Mini-NDX 100 Index                                                   (6,300,000)      11/19/05     157.5    (216,000)
       (224)   Nasdaq 100 Index                                                    (34,720,000)      10/22/05      1550  (1,341,760)
       (261)   Nasdaq 100 Index                                                    (41,107,500)      10/22/05      1575  (1,010,070)
       (297)   Nasdaq 100 Index                                                    (46,777,500)      11/19/05      1575  (1,569,645)
       (141)   Nasdaq 100 Index                                                    (22,560,000)      11/19/05      1600    (514,650)
       (240)   S&P 500 Index                                                       (28,800,000)      10/22/05      1200    (826,800)
       (662)   S&P 500 Index                                                       (81,095,000)      10/22/05      1225  (1,019,480)
       (241)   S&P 500 Index                                                       (28,920,000)      11/19/05      1200  (1,010,995)
       (419)   S&P 500 Index                                                       (51,327,500)      11/19/05      1225  (1,011,885)
       (169)   S&P 500 Index                                                       (20,280,000)      12/17/05      1200    (834,015)
       (207)   S&P 500 Index                                                       (25,357,500)      12/17/05      1225    (665,505)
-----------------------------------------------------------------------------------------------------------------------------------
               Total Call Options (premiums received $14,518,637)                 (472,382,500)                         (12,167,805)
               ====================================================================================================================
               Other Assets Less Liabilities - (0.2%)                                                                      (973,695)
               ====================================================================================================================
               Net Assets - 100%                                                                                       $488,438,913
               ====================================================================================================================


            ADR American Depositary Receipt.
              # Non-income producing.
              * The Fund may designate up to 100% of its Common Stock
                investments as collateral to cover outstanding call options.


                                 See accompanying notes to financial statements.


Statement of
       ASSETS AND LIABILITIES September 30, 2005 (Unaudited)
                                                                                      EQUITY            EQUITY          EQUITY
                                                                                     PREMIUM           PREMIUM         PREMIUM
                                                                                      INCOME       OPPORTUNITY       ADVANTAGE
                                                                                       (JPZ)             (JSN)           (JLA)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $691,367,937, $1,218,779,178 and
   $487,608,527, respectively)                                                  $732,009,016    $1,264,269,115    $501,580,413
Receivables:
   Dividends and interest                                                          1,391,498         1,726,206         482,126
   Call options terminated                                                                --         3,495,538              --
   Reclaims                                                                            4,770             4,624              --
Other assets                                                                          12,784             3,471           2,200
-------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                                  733,418,068     1,269,498,954     502,064,739
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Call options written, at value (premiums received $19,830,008, $34,710,126 and
   $14,518,637, respectively)                                                     15,695,170        28,569,635      12,167,805
Accrued expenses:
   Management fees                                                                   342,472           579,470         276,856
   Offering costs                                                                         --                --       1,011,592
   Other                                                                             272,487           484,677         169,573
-------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                              16,310,129        29,633,782      13,625,826
-------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                      $717,107,939    $1,239,865,172    $488,438,913
===============================================================================================================================
Shares outstanding                                                                38,176,525        65,393,931      25,527,557
===============================================================================================================================
Net asset value per share outstanding (net assets divided by shares outstanding)$      18.78    $        18.96    $      19.13
===============================================================================================================================



NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------------
Shares, $.01 par value per share                                                $    381,765    $      653,939    $    255,276
Paid-in surplus                                                                  691,535,386     1,192,989,987     476,170,247
Undistributed (Over-distribution of) net investment income                          (837,206)          377,183          31,295
Distributions in excess of net investment income                                          --                --              --
Accumulated net realized gain (loss) from investments, foreign currency          (18,747,923)       (5,786,365)     (4,340,623)
   transactions and option contracts
Net unrealized appreciation of investments and option contracts                   44,775,917        51,630,428      16,322,718
-------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                      $717,107,939    $1,239,865,172    $488,438,913
===============================================================================================================================
Authorized shares                                                                  Unlimited         Unlimited       Unlimited
===============================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              OPERATIONS (Unaudited)
                                                                                   EQUITY          EQUITY           EQUITY
                                                                                   PREMIUM         PREMIUM          PREMIUM
                                                                                   INCOME        OPPORTUNITY       ADVANTAGE
                                                                                    (JPZ)           (JSN)            (JLA)
                                                                                ------------    --------------    -------------
                                                                                                FOR THE PERIOD   FOR THE PERIOD
                                                                                                       1/26/05          5/25/05
                                                                                                 (COMMENCEMENT    (COMMENCEMENT
                                                                                 NINE MONTHS    OF OPERATIONS)   OF OPERATIONS)
                                                                                       ENDED           THROUGH          THROUGH
                                                                                     9/30/05           9/30/05          9/30/05
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $78,912, $165,716
   and $23,430, respectively)                                                   $ 14,805,534      $ 17,674,972      $ 2,178,565
Interest                                                                             659,144         1,498,194          546,911
--------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                         $ 15,464,678      $ 19,173,166      $ 2,725,476
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                    4,738,839         7,036,138        1,427,764
Shareholders' servicing agent fees and expenses                                        1,108               864            1,384
Custodian's fees and expenses                                                         58,274           166,037           84,883
Trustees' fees and expenses                                                           12,896            16,952            3,370
Professional fees                                                                     29,007            33,465           17,245
Shareholders' reports - printing and mailing expenses                                 69,678           106,438           63,618
Stock exchange listing fees                                                           20,197            17,263               --
Investor relations expense                                                            90,563           137,675           25,644
Other expenses                                                                        60,576           313,626           57,211
--------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement               5,081,138         7,828,458        1,681,119
   Custodian fee credit                                                               (4,926)          (63,405)         (50,463)
   Expense reimbursement                                                          (1,609,242)       (2,421,589)        (320,861)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                       3,466,970         5,343,464        1,309,795
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                             11,997,708        13,829,702        1,415,681
--------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
   Investments                                                                   (14,691,515)      (24,456,560)      (4,362,995)
   Foreign currency transactions                                                       1,097                --               --
   Option contracts written                                                       21,565,569        18,670,195           22,372
Change in net unrealized appreciation (depreciation) of:
   Investments                                                                     3,269,302        45,489,937       13,971,886
   Option contracts written                                                        7,169,960         6,140,491        2,350,832
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                                  17,314,413        45,844,063       11,982,095
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      $ 29,312,121      $ 59,673,765      $13,397,776
================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                                                                                       EQUITY          EQUITY
                                                                                                       PREMIUM         PREMIUM
                                                                          EQUITY PREMIUM             OPPORTUNITY      ADVANTAGE
                                                                           INCOME (JPZ)                 (JSN)            (JLA)
                                                                   -----------------------------   --------------   --------------
                                                                                  FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                                                                        10/26/04          1/26/05          5/25/05
                                                                                   (COMMENCEMENT    (COMMENCEMENT    (COMMENCEMENT
                                                                     NINE MONTHS  OF OPERATIONS)   OF OPERATIONS)   OF OPERATIONS)
                                                                           ENDED         THROUGH          THROUGH          THROUGH
                                                                         9/30/05        12/31/04          9/30/05          9/30/05
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                              $  11,997,708    $  4,491,508   $   13,829,702    $   1,415,681
Net realized gain (loss) from:
   Investments                                                       (14,691,515)        361,386      (24,456,560)      (4,362,995)
   Foreign currency transactions                                           1,097              --               --               --
   Option contracts written                                           21,565,569     (25,984,460)      18,670,195           22,372
Change in net unrealized appreciation (depreciation) of:
   Investments                                                         3,269,302      37,371,777       45,489,937       13,971,886
   Option contracts written                                            7,169,960      (3,035,122)       6,140,491        2,350,832
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                            29,312,121      13,205,089       59,673,765       13,397,776
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                           (12,100,346)     (5,226,076)     (13,452,519)      (1,384,386)
In excess of net investment income                                   (36,301,036)             --      (53,810,076)     (10,152,164)
Tax return of capital                                                         --         (84,048)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders            (48,401,382)     (5,310,124)     (67,262,595)     (11,536,550)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from sale of shares                                          67,480     713,053,231    1,228,579,554      484,128,408
Net proceeds from shares issued to shareholders
   due to reinvestment of distributions                               12,235,573       2,845,867       18,774,364        2,349,195
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from capital
   share transactions                                                 12,303,053     715,899,098    1,247,353,918      486,477,603
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                 (6,786,208)    723,794,063    1,239,765,088      488,338,829
Net assets at the beginning of period                                723,894,147         100,084          100,084          100,084
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                    $ 717,107,939    $723,894,147   $1,239,865,172    $ 488,438,913
===================================================================================================================================
Undistributed (Over-distribution of) net investment income
   at the end of period                                            $    (837,206)   $   (734,568)  $      377,183    $      31,295
===================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange (NYSE) symbols are Nuveen Equity Premium Income Fund (JPZ), Nuveen Equity Premium Opportunity Fund (JSN) and Nuveen Equity Premium Advantage Fund (JLA). The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, closed-end management investment companies.

Prior to the commencement of operations, each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,084 by the Adviser, the recording of the organization expenses ($11,500 for Equity Premium Income (JPZ) and $13,500 per Fund for Equity Premium Opportunity
(JSN) and Equity Premium Advantage (JLA)) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen.

Each Fund seeks to provide a high level of current income and gains by investing primarily in a diversified equity portfolio that seeks to substantially replicate price movements of either the Standard & Poor's 500 Stock Index or a weighted average of the Standard & Poor's 500 Stock Index and the NASDAQ-100 Index and is designed to support the Funds' index option strategies.

Effective January 1, 2005, Nuveen Institutional Advisory Corp. ("NIAC"), Equity Premium Income's (JPZ) previous Adviser, and its affiliate, Nuveen Advisory Corp. ("NAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NIAC or NAC.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
Exchange-listed equity securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Equity securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Prices of index options are provided through an independent pricing service approved by the Funds' Board of Trustees. If the pricing service is unable to supply a price for a derivative investment the Funds may use a market quote provided by a major broker/dealer in such investments. If it is determined that market prices for an investment are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

Index options are generally valued at the average of the closing bid and asked quotations. The close of trading of index options traded on the Chicago Board Options Exchange normally occurs at 4:15 ET, which is different from the normal 4:00 ET close of the NYSE (the time of day as of which each Fund's NAV is calculated). Under normal market circumstances, closing index option quotations are considered to reflect the index option contract values as of the close of the NYSE and will be used to value the option contracts. However, a significant change in the S&P 500 or NASDAQ-100 futures contracts between the NYSE close and the options market close will be considered as an indication that closing market quotations for index options do not reflect the value of the contracts as of the stock market close. In the event of such a significant change, the Board of Trustees, or its designee, will determine a fair value for the options. Any such fair valuation will likely take into account any information that may be available about the actual trading price of the affected option as of 4:00 ET, and if no such information is reliably available, the fair valuation of the option may take into account various option pricing methodologies, as determined to be appropriate under the circumstances.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method.

Option Transactions
Each Fund purchases index put options and writes (sells) index call options. The purchase of put options involves the risk of loss of all or part of the cash paid for the options. Put options purchased are accounted for in the same manner as portfolio securities.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



When the Funds write an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value of the written option until the option expires or the Funds enter into a closing purchase transaction. When an index call option expires or the Funds enter into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a net realized gain on option contracts written or, if the net premium received is less than the amount paid, as a net realized loss on option contracts written. The Funds, as writers of an index call option, bear the risk of an unfavorable change in the market value of the index underlying the written option.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Investment Income
Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The Funds intend to declare monthly distributions to shareholders. A portion of the Funds' monthly distributions will be made from the Funds' net investment income and the remainder will be made from a combination of net realized capital gains on the Funds' portfolio investments plus the cash flows generated by each Fund's index option strategy. This portion of the distributions will consist of either a combination of long-term and short-term capital gains, a return of capital (representing in most cases, to at least a large extent, net unrealized gains), or some combination of the two. The final composition of the characteristics of the distributions cannot be determined with certainty until after the end of the Funds' fiscal year. That final composition will depend on several factors, most importantly the amount of realized gains and losses on the Fund's portfolio securities, and the amount of gains and losses realized in connection with the call options sold by each Fund and each put options purchased by each Fund.

Each Fund may make total distributions during a fiscal year in an amount that exceeds the Fund's net investment income and net realized long-term capital gains for that fiscal year, in which event the amount of such excess would be characterized as a return of capital. For example, the Funds may distribute income early in the fiscal year that would initially be characterized as being taxable as short-term capital gains, but it could incur net short-term capital losses later in the fiscal year, thereby offsetting the income otherwise taxable as short-term capital gains for which distributions have already been made by the Funds. Moreover, in a rising equity market in which both the Funds' portfolio of stocks and the market index on which the Funds write and buy options rise in value, the Funds may realize capital losses in connection with their written index call options, while the largely reciprocal increases in the value of the Funds' portfolio of stocks will be treated as unrealized capital gains in this circumstance, the Funds' net cash flows may equal or exceed the amount of distributions paid, while the combination of their net income and net realized capital gains may be far less than the amount of distributions paid, in which case the difference will be treated as a return of capital for tax purposes.

The actual character of the distributions made by Equity Premium Income Fund
(JPZ) during the period October 26, 2004 (commencement of operations) through December 31, 2004, are reflected in the accompanying financial statements. A portion of the distributions made the Funds during the periods ended September 30, 2005, are provisionally classified as being "From Net Investment Income", portions of which may be reclassified after the fiscal year end. The remainder, designated as being "In Excess of Net Investment Income", can not be accurately classified, as described above, until after the end of the fiscal year. However, it is likely that a portion of the amounts reported as "In Excess of Net Investment Income" will result in a tax return of capital to shareholders.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Organization and Offering Costs
Nuveen Investments, LLC has agreed to reimburse all organization expenses (approximately $11,500 for Equity Premium Income (JPZ) and $13,500 per Fund for Equity Premium Opportunity (JSN) and Equity Premium Advantage (JLA)) and pay all offering costs (other than the sales load) that exceed $.04 per share for each of the Funds. Equity Premium Income's (JPZ), Equity Premium Opportunity's (JSN) and Equity Premium Advantage's (JLA) share of offering costs ($1,028,288, $1,351,576 and $1,011,592, respectively) were recorded as reductions of the proceeds from the sale of shares.

Indemnifications
Under the Funds' organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
Transactions in shares were as follows:

                                                    EQUITY PREMIUM                       EQUITY PREMIUM           EQUITY PREMIUM
                                                      INCOME (JPZ)                      OPPORTUNITY (JSN)         ADVANTAGE (JLA)
                                         --------------------------------------         -----------------       -----------------
                                                                 FOR THE PERIOD            FOR THE PERIOD          FOR THE PERIOD
                                                                       10/26/04                   1/26/05                 5/25/05
                                            NINE MONTHS        (COMMENCEMENT OF          (COMMENCEMENT OF        (COMMENCEMENT OF
                                                  ENDED             OPERATIONS)               OPERATIONS)             OPERATIONS)
                                                9/30/05        THROUGH 12/31/04           THROUGH 9/30/05         THROUGH 9/30/05
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                          --              37,390,000                64,394,300              25,400,000
Shares issued to shareholders due
   to reinvestment of distributions             633,907                 147,378                   994,391                 122,317
----------------------------------------------------------------------------------------------------------------------------------
                                                633,907              37,537,378                65,388,691              25,522,317
==================================================================================================================================

3. INVESTMENT TRANSACTIONS
Purchases and sales of investments (including put options but excluding call options and short-term investments) were as follows:

                                                                     EQUITY           EQUITY             EQUITY
                                                                     PREMIUM          PREMIUM            PREMIUM
                                                                     INCOME         OPPORTUNITY         ADVANTAGE
                                                                     (JPZ)             (JSN)              (JLA)
                                                                 ------------     ---------------    ---------------
                                                                                   FOR THE PERIOD     FOR THE PERIOD
                                                                                          1/26/05            5/25/05
                                                                  NINE MONTHS       (COMMENCEMENT      (COMMENCEMENT
                                                                        ENDED      OF OPERATIONS)     OF OPERATIONS)
                                                                      9/30/05     THROUGH 9/30/05    THROUGH 9/30/05
--------------------------------------------------------------------------------------------------------------------
Purchases                                                       $ 198,884,185     $ 1,297,286,276      $ 486,854,878
Sales                                                             192,372,378         110,445,297         12,888,493
====================================================================================================================

Transactions in index option contracts written were as follows:

                                            EQUITY PREMIUM                EQUITY PREMIUM                 EQUITY PREMIUM
                                             INCOME (JPZ)                OPPORTUNITY (JSN)               ADVANTAGE (JLA)
                                     ---------------------------     --------------------------     --------------------------
                                                                          FOR THE PERIOD                FOR THE PERIOD
                                                                              1/26/05                       5/25/05
                                             NINE MONTHS                 (COMMENCEMENT OF              (COMMENCEMENT OF
                                                 ENDED                      OPERATIONS)                   OPERATIONS)
                                                9/30/05                   THROUGH 9/30/05                THROUGH 9/30/05
                                     ---------------------------     --------------------------     --------------------------
                                     NUMBER OF          PREMIUMS     NUMBER OF         PREMIUMS     NUMBER OF        PREMIUMS
                                     CONTRACTS          RECEIVED     CONTRACTS         RECEIVED     CONTRACTS        RECEIVED
------------------------------------------------------------------------------------------------------------------------------
Outstanding, beginning of period         5,829      $ 19,757,348            --    $          --            --    $         --
Options written                         27,662        76,029,231        91,844      144,072,664        21,371      38,276,133
Options terminated in closing
   purchase transactions               (25,327)      (69,740,468)      (69,121)    (100,414,295)      (12,554)    (23,466,511)
Options expired                         (2,492)       (6,216,103)       (5,723)      (8,948,243)         (166)       (290,985)
------------------------------------------------------------------------------------------------------------------------------
Outstanding, end of period               5,672      $ 19,830,008        17,000    $  34,710,126         8,651    $ 14,518,637
==============================================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



4. INCOME TAX INFORMATION
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments (excluding call options written) was as follows:

                                                                         EQUITY            EQUITY           EQUITY
                                                                        PREMIUM           PREMIUM          PREMIUM
                                                                         INCOME       OPPORTUNITY        ADVANTAGE
                                                                          (JPZ)             (JSN)            (JLA)
-------------------------------------------------------------------------------------------------------------------
Cost of investments                                               $ 691,367,937   $ 1,218,779,178    $ 487,608,527
===================================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments (which excludes call options) at September 30, 2005, were as follows:

                                                                         EQUITY            EQUITY           EQUITY
                                                                        PREMIUM           PREMIUM          PREMIUM
                                                                         INCOME       OPPORTUNITY        ADVANTAGE
                                                                          (JPZ)             (JSN)            (JLA)
-------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                    $ 66,567,376      $ 93,180,635     $ 29,560,949
   Depreciation                                                     (25,926,297)      (47,690,698)     (15,589,063)
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                         $ 40,641,079      $ 45,489,937     $ 13,971,886
===================================================================================================================

The tax components of undistributed net ordinary income and net realized gains of Equity Premium Income (JPZ) at December 31, 2004, the Fund's last fiscal year end, were as follows:

--------------------------------------------------------------------------------
Accumulated capital and other losses *                             $   (818,616)
Undistributed net capital gains (losses)                            (25,623,074)
================================================================================

* The balances above reflect operations for the portion of the tax year through December 31, 2004. The accumulated losses will be available to offset gains in future tax years subject to applicable tax rules.

The tax character of Equity Premium Income's (JPZ) distributions paid during the period October 26, 2004 (commencement of operations) through December 31, 2004, the Fund's last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

--------------------------------------------------------------------------------
Distributions from net ordinary income **                             $5,226,076
Tax return of capital                                                     84,048
================================================================================

** Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily Managed Assets of each Fund as follows:

AVERAGE DAILY MANAGED ASSETS                                FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $500 million                                                .7000%
For the next $500 million                                                 .6750
For the next $500 million                                                 .6500
For the next $500 million                                                 .6250
For Managed Assets over $2 billion                                        .6000
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of September 30, 2005, the complex-level fee rate was .1898%.

COMPLEX-LEVEL ASSETS (1)                                 COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Gateway Investment Advisers, L.P. ("Gateway") under which Gateway manages the investment portfolios of the Funds. Gateway is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first eight years of Equity Premium Income's (JPZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
OCTOBER 31,                                      OCTOBER 31,
--------------------------------------------------------------------------------
2004*                    .30%                    2009                       .30%
2005                     .30                     2010                       .22
2006                     .30                     2011                       .14
2007                     .30                     2012                       .07
2008                     .30
================================================================================

*From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Income (JPZ) for any portion of its fees and expenses beyond October 31, 2012.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



For the first eight years of Equity Premium Opportunity's (JSN) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
JANUARY 31,                                      JANUARY 31,
--------------------------------------------------------------------------------
2005*                    .30%                    2010                       .30%
2006                     .30                     2011                       .22
2007                     .30                     2012                       .14
2008                     .30                     2013                       .07
2009                     .30
================================================================================

*From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Opportunity (JSN) for any portion of its fees and expenses beyond January 31, 2013.

For the first six years of Equity Premium Advantage's (JLA) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
MAY 31,                                          MAY 31,
--------------------------------------------------------------------------------
2005*                    .20%                    2009                       .20%
2006                     .20                     2010                       .20
2007                     .20                     2011                       .10
2008                     .20
================================================================================

*From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Advantage (JLA) for any portion of its fees and expenses beyond May 31, 2011.

6. ANNOUNCEMENT REGARDING PARENT COMPANY OF ADVISER
In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. Transactions (C) and (D) above were settled in late July, which effectively reduced St. Paul Travelers' controlling stake in Nuveen and was deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which resulted in the automatic termination of each agreement under the 1940 Act. In anticipation of such deemed assignment, the Board of Directors/Trustees had approved new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders, which shareholder approval was received prior to the settlement of transactions (C) and (D). The new ongoing management agreements took effect upon such settlement.

7. SUBSEQUENT EVENT - DISTRIBUTIONS TO SHAREHOLDERS
The Funds declared distributions which were paid on November 1, 2005, to shareholders of record on October 15, 2005, as follows:

                                                                         EQUITY            EQUITY           EQUITY
                                                                        PREMIUM           PREMIUM          PREMIUM
                                                                         INCOME       OPPORTUNITY        ADVANTAGE
                                                                          (JPZ)             (JSN)            (JLA)
------------------------------------------------------------------------------------------------------------------
Distributions per share                                                   $.1420           $.1480          $.1510
==================================================================================================================

Financial
     HIGHLIGHTS (Unaudited)

                        Financial
                               HIGHLIGHTS (Unaudited)

Selected data for a share outstanding throughout each period:
                                              Investment Operations                           Less Distributions
                                      ---------------------------------   ----------------------------------------------------------
                                                           Net                             In Excess
                         Beginning           Net     Realized/                   Net          of Net                   Tax
                         Net Asset    Investment    Unrealized            Investment      Investment   Capital   Return of
                             Value      Income(a)  Gain (Loss)    Total       Income          Income     Gains     Capital    Total
====================================================================================================================================
EQUITY PREMIUM
INCOME (JPZ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 12/31:
2005(e)                    $ 19.28         $ .32         $ .46    $ .78       $ (.32)          (.96)    $   --        $ --   $(1.28)
2004(b)                      19.10           .12           .24      .36         (.15)            --         --          --     (.15)

EQUITY PREMIUM
OPPORTUNITY (JSN)
------------------------------------------------------------------------------------------------------------------------------------
2005(c)                      19.10           .22          .71       .93         (.21)          (.84)        --          --    (1.05)

EQUITY PREMIUM
ADVANTAGE (JLA)
------------------------------------------------------------------------------------------------------------------------------------
2005(d)                      19.10           .06          .48       .54         (.06)          (.41)        --          --     (.47)
====================================================================================================================================
                                                                       Total Returns
                                                                   --------------------
                                                                                Based
                                                                    Based          on
                                            Ending      Ending         on         Net
                             Offering    Net Asset      Market     Market       Asset
                                Costs        Value       Value      Value**     Value**
=======================================================================================
EQUITY PREMIUM
INCOME (JPZ)
---------------------------------------------------------------------------------------
Year Ended 12/31:
2005(e)                        $   --      $ 18.78      $19.88       4.85%       4.17%
2004(b)                          (.03)       19.28       20.25       1.96        1.68

EQUITY PREMIUM
OPPORTUNITY (JSN)
---------------------------------------------------------------------------------------
2005(c)                          (.02)       18.96       19.46       2.74        4.84

EQUITY PREMIUM
ADVANTAGE (JLA)
---------------------------------------------------------------------------------------
2005(d)                          (.04)       19.13       19.76       1.13        2.54
=======================================================================================
                                                          Ratios/Supplemental Data
                         -----------------------------------------------------------------------------------------------
                                       Before Credit/Reimbursement         After Credit/Reimbursement***
                                       ---------------------------        ------------------------------
                                                      Ratio of Net                          Ratio of Net
                                          Ratio of      Investment           Ratio of         Investment
                              Ending   Expenses to       Income to        Expenses to          Income to      Portfolio
                          Net Assets       Average         Average            Average            Average       Turnover
                                (000)   Net Assets      Net Assets         Net Assets         Net Assets           Rate
========================================================================================================================
EQUITY PREMIUM
INCOME (JPZ)
------------------------------------------------------------------------------------------------------------------------
Year Ended 12/31:
2005(e)                  $  717,108            .95%*          1.94%*              .65%*             2.24%*           27%
2004(b)                     723,894           1.07*           3.49*               .73*              3.82*             1

EQUITY PREMIUM
OPPORTUNITY (JSN)
------------------------------------------------------------------------------------------------------------------------
2005(c)                   1,239,865            .97*           1.40*               .66*              1.71*             9

EQUITY PREMIUM
ADVANTAGE (JLA)
------------------------------------------------------------------------------------------------------------------------
2005(d)                     488,439           1.05*            .65*               .82*               .88*             3
========================================================================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement.
(a) Per Share Net Investment Income is calculated using the average daily shares method.
(b) For the period October 26, 2004 (commencement of operations) through December 31, 2004.
(c)  For the period 1/26/05 (commencement of operations) through September
     30, 2005.
(d)  For the period 5/25/05 (commencement of operations) through September
     30, 2005.
(e)  For the nine months ended September 30, 2005.

                                 See accompanying notes to financial statements.

Other Useful
      INFORMATION

In April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers") sold the majority of its controlling equity interest in Nuveen Investments, Inc. ("Nuveen") to the general public. Nuveen is the parent of Nuveen Asset Management ("NAM"), which is each Fund's investment manager. This sale was deemed to be an "assignment" of the investment management agreement between each Fund and NAM and, if applicable, of the sub-advisory agreement between NAM and the Fund's sub-adviser. As required by law, the shareholders of each Fund were asked to approve a new investment management agreement and, if applicable, a new subadvisory agreement that reflected this change in ownership. The shareholders of each Fund voted this approval at a Shareholders' Meeting on July 26, 2005. There were no changes to the investment objectives or management of any Fund as a result of these actions.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

The Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

MARKET YIELD (ALSO KNOWN AS DISTRIBUTION YIELD OR CURRENT YIELD): Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. REIT distributions received by the Fund are generally comprised of investment income, long-term and short-term capital gains and a REIT return of capital. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.



BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Chicago, IL


The Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Equity Premium Opportunity Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: December 8, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: December 8, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: December 8, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.